UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Liquidity Funds, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 07/31/2009

Item 1	–	Schedule of Investments

Schedule of Investments July 31, 2009 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Discount Notes(a):
0.54%, 8/03/09	$5,000	$4,999,850
0.14%, 8/28/09	45,951	45,946,175
0.20%, 9/10/09	5,000	4,998,917
Federal Farm Credit Bank Variable Rate Notes(b):
0.48%, 3/05/10	15,000	15,000,000
0.30%, 7/06/10	45,000	45,000,000
0.63%, 4/27/11	5,000	5,000,000
Federal Home Loan Bank Bonds,
5.25%, 8/05/09	10,000	10,005,150
Federal Home Loan Bank Discount Notes(a):
0.17%, 8/03/09	7,273	7,272,931
0.17%, 8/17/09	5,000	4,999,622
0.58%, 8/17/09	10,000	9,997,422
0.15%, 8/19/09	6,580	6,579,507
0.60%, 8/27/09	15,000	14,993,554
0.21%, 9/08/09	10,000	9,997,783
0.21%, 9/11/09	5,100	5,098,780
0.20%, 10/02/09	20,000	19,993,111
0.22%, 10/07/09	24,000	23,990,173
0.77%, 12/01/09	1,300	1,296,608
Federal Home Loan Bank Variable Rate Notes(b):
0.21%, 8/10/09	25,000	25,000,000
0.35%, 1/11/10	22,000	22,007,477
0.39%, 7/09/10	50,000	49,990,595

Total U.S. Government Sponsored Agency Obligations — 71.0%		332,167,655

U.S. Treasury Obligations
U.S. Treasury Bills(a):
0.20%, 8/06/09	30,000	29,999,188
0.19%, 8/20/09	15,000	14,998,535
0.16%, 9/17/09	10,000	9,997,911
0.38%, 9/24/09	5,000	4,997,184
0.20%, 10/01/09	20,000	19,993,392
0.18%, 10/29/09	5,553	5,550,572
0.19%, 10/29/09	30,000	29,985,908
0.29%, 1/07/10	20,000	19,974,825

Total U.S. Treasury Obligations — 29.0%		135,497,515

Total Investments (Cost $467,665,170*) — 100.0%		467,665,170
Other Assets in Excess of Liabilities — 0.0%		226,397

Net Assets — 100.0%		$467,891,567

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$467,665,170
Level 3	—

Total	$467,665,170

1	See above Schedule of Investments for values in each security type.

Fund Abbreviations

To simplify the listings of fund holdings in the Schedules of Investments, we have abbreviated certain descriptions according to the following list:	AMT	Alternative Minimum Tax (subject to)	MB	Municipal Bonds
	BAN	Bond Anticipation Notes	MERLOTS	Municipal Exempt Receipts-Liquidity Optional Tender Series
	BHAC-CR	Bershire Hathaway Assurance Corporation-Custodial Receipts	P-FLOAT	Putable Floating Option Tax-Exempt Receipts
	CALSTRS	California State Teachers’ Retirement System	PCRB	Pollution Control Revenue Bonds
	CALPERS	California Public Employees’ Retirement System	PUTTERS	Putable Tax-Exempt Receipts
	CDC	CDC Funding Group	RAN	Revenue Anticipation Notes
	COP	Certificates of Participation	RB	Revenue Bonds
	FSA	Financial Security Assurance	ROC	Reset Option Certificates
	GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase Agreement
	HFA	Housing Finance Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
	IDA	Industrial Development Authority	TAN	Tax Anticipation Notes
	IDRB	Industrial Development Revenue Bonds	TECP	Tax-Exempt Commercial Paper
	ISD	Independent School District	TRAN	Tax and Revenue Anticipation Notes
	LOC	Letter of Credit	VRDN	Variable Rate Demand Notes

JULY 31, 2009	1

Schedule of Investments July 31, 2009 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes(a):
0.58%, 8/07/09	$48,800	$48,796,855
0.21%, 10/01/09	200,000	199,928,833
0.22%, 10/01/09	250,000	249,906,806
0.25%, 10/26/09	169,000	168,899,069
0.30%, 1/08/10	140,000	139,813,333
0.32%, 1/14/10	122,000	121,819,982
0.31%, 1/15/10	85,000	84,877,765
Federal Farm Credit Bank Discount Notes,
0.14%, 8/28/09(a)	4,049	4,048,575
Federal Farm Credit Bank Variable Rate Notes(b):
0.31%, 11/16/09	150,000	150,000,000
0.30%, 7/06/10	35,000	35,000,000
0.63%, 4/27/11	95,500	95,500,000
0.44%, 5/05/11	145,000	144,975,355
Federal Home Loan Bank Bonds:
1.10%, 3/16/10	78,750	78,695,147
0.90%, 4/07/10	210,000	209,913,328
0.82%, 4/28/10	116,000	115,982,838
Federal Home Loan Bank Discount Notes(a):
0.34%, 8/03/09	274,142	274,136,822
0.59%, 8/07/09	75,000	74,993,854
0.15%, 8/19/09	2,420	2,419,819
0.22%, 8/21/09	120,000	119,985,333
0.59%, 9/04/09	7,325	7,320,918
0.58%, 9/08/09	208,000	207,872,658
0.59%, 9/09/09	60,000	59,961,650
0.58%, 9/11/09	78,000	77,948,477
0.80%, 11/18/09	29,000	28,929,756
Federal Home Loan Bank Variable Rate Notes(b):
0.22%, 8/13/09	100,000	100,000,000
0.35%, 1/11/10	100,000	100,033,985
0.70%, 2/05/10	300,000	300,000,000
0.71%, 2/05/10	250,000	250,000,000
0.82%, 2/26/10	292,500	292,500,000
0.39%, 7/09/10	350,000	349,934,165
0.50%, 10/08/10	400,000	399,857,141
0.65%, 11/08/10	230,000	229,970,550
Freddie Mac Discount Notes(a):
0.18%, 8/10/09	69,470	69,466,874
0.58%, 9/08/09	51,000	50,968,777
0.59%, 9/08/09	24,000	23,985,053
0.70%, 9/21/09	120,000	119,881,000
0.21%, 10/05/09	125,000	124,952,604
0.34%, 2/02/10	225,000	224,606,875
Freddie Mac Variable Rate Notes(b):
0.41%, 7/14/10	290,000	289,903,746
0.64%, 8/24/10	72,485	72,488,315
0.63%, 9/03/10	66,730	66,715,419
0.58%, 9/24/10	110,000	110,003,493
0.58%, 12/30/10	218,000	218,182,020
0.36%, 2/14/11	530,000	529,912,501
0.66%, 4/01/11	276,100	276,547,666

Total U.S. Government Sponsored Agency Obligations — 43.8%		6,901,637,357

U.S. Treasury Obligations
U.S. Treasury Bills(a):
0.42%, 10/01/09	150,000	149,893,250
0.71%, 12/17/09	188,000	187,491,930
0.29%, 1/07/10	230,000	229,710,488
0.50%, 4/01/10	270,000	269,086,050
0.54%, 6/10/10	268,645	267,383,711
0.47%, 7/29/10	63,600	63,299,419

Total U.S. Treasury Obligations — 7.4%		1,166,864,848

Repurchase Agreements
Banc of America Securities LLC
0.18%, 8/03/09	125,000	125,000,000
(Purchased on 7/31/09 to be repurchased at $125,001,875, collateralized by U.S. Treasury Strip Principals, U.S. Treasury Strips due from 2/15/10 to 2/15/34)
Banc of America Securities LLC
0.20%, 8/03/09	600,000	600,000,000
(Purchased on 7/31/09 to be repurchased at $600,010,000, collateralized by Federal National Mortgage Assoc. Bonds, Federal Home Loan Mortgage Corp. Strips 0.00% to 5.00% due from 6/01/35 to 4/15/38)
Barclays Capital, Inc.
0.20%, 8/03/09	359,457	359,457,000
(Purchased on 7/31/09 to be repurchased at $359,462,991, collateralized by U.S. Treasury Notes 0.88 to 3.50% due from 1/31/11 to 5/31/13)
Barclays Capital, Inc.
0.19%, 8/20/09	400,000	400,000,000
(Purchased on 7/29/09 to be repurchased at $400,046,444, collateralized by Federal National Mortgage Assoc. Strips, Federal Home Loan Mortgage Corp. Strips 0.00% to 6.00% due from 6/01/31 to 6/01/39)
Citigroup Global Markets, Inc.
0.19%, 8/03/09	375,000	375,000,000
(Purchased on 7/31/09 to be repurchased at $375,005,938, collateralized by U.S. Treasury Notes 2.00% to 4.88% due from 5/13/11 to 11/30/13)
Credit Suisse Securities (USA) LLC
0.20%, 8/06/09	600,000	600,000,000
(Purchased on 7/30/09 to be repurchased at $600,020,000, collateralized by Federal National Mortgage Assoc. Variable Rate Notes due from 10/01/27 to 11/01/38)
Deutsche Bank Securities Inc.
0.20%, 8/03/09	47,000	47,000,000
(Purchased on 7/31/09 to be repurchased at $47,000,783, collateralized by Federal National Mortgage Assoc. Bonds, Federal National Mortgage Corp. Bonds 5.50% to 6.50% due from 8/01/36 to 12/01/48)
Deutsche Bank Securities Inc.
0.20%, 8/03/09	775,000	775,000,000
(Purchased on 7/31/09 to be repurchased at $775,012,917, collateralized by Federal National Mortgage Assoc. Bonds, Federal National Mortgage Corp. Bonds 5.50% to 6.50% due from 8/01/36 to 12/01/48)

2	JULY 31, 2009

Schedule of Investments (concluded)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Deutsche Bank Securities Inc.
0.21%, 8/03/09	$150,000	$150,000,000
(Purchased on 7/31/09 to be repurchased at $150,002,625, collateralized by Federal National Mortgage Assoc. Bonds, Federal National Mortgage Corp. Bonds 5.50% to 6.50% due from 8/01/36 to 12/01/48)
Goldman & Sachs Co.
0.21%, 8/03/09	90,000	90,000,000
(Purchased on 7/31/09 to be repurchased at $90,001,575, collateralized by Government National Mortgage Assoc. Bonds 1.09% to 5.50% due from 2/16/31 to 8/16/44)
HSBC Securities (USA) Inc.
0.18%, 8/03/09	195,880	195,880,000
(Purchased on 7/31/09 to be repurchased at $195,882,938, collateralized by U.S. Treasury Bills, U.S. Treasury Bonds 0.00% to 4.50% due from 8/06/09 to 5/15/38)
JPMorgan Securities Inc.
0.18%, 8/03/09	136,750	136,750,000
(Purchased on 7/31/09 to be repurchased at $136,752,051, collateralized by U.S. Treasury Notes 1.50% due from 10/31/10)
Morgan Stanley & Co.
0.20%, 8/03/09	105,502	105,502,000
(Purchased on 7/31/09 to be repurchased at $105,503,758, collateralized by Federal National Mortgage Assoc. Bonds 5.00% to 6.00% due from 4/01/18 to 5/01/38)
RBS Securities Inc.
0.22%, 8/03/09	695,000	695,000,000
(Purchased on 7/31/09 to be repurchased at $695,012,742, collateralized by U.S. Treasury Notes 2.25% due 5/31/14)
RBS Securities Inc.
0.25%, 10/08/09	950,000	950,000,000
(Purchased on 7/07/09 to be repurchased at $950,613,542, collateralized by Federal National Mortgage Assoc. Bonds 0.00% to 7.21% due from 12/18/11 to 2/25/44)
RBS Securities Inc.
0.25%, 10/15/09	600,000	600,000,000
(Purchased on 7/16/09 to be repurchased at $600,379,167, collateralized by Federal National Mortgage Assoc. Bonds 4.50% to 5.5% due from 7/01/35 to 7/01/39)
UBS Securities LLC
0.20%, 8/03/09	880,000	880,000,000
(Purchased on 7/31/09 to be repurchased at $880,014,667, collateralized by Federal Home Loan Mortgage Corp. Bonds 4.00% to 7.00% due from 9/01/18 to 7/01/39)
UBS Securities LLC
0.18%, 8/17/09	160,000	160,000,000
(Purchased on 7/21/09 to be repurchased at $160,021,600, collateralized by Federal Home Loan Mortgage Corp. Bonds 4.50% to 5.50% due from 7/01/24 to 7/01/39)
UBS Securities LLC
0.18%, 8/20/09
(Purchased on 7/21/09 to be repurchased at $475,071,250, collateralized by Federal Home Loan Mortgage Corp. Bonds 4.00% to 6.50% due from 3/01/23 to 7/01/39)	475,000	475,000,000

Total Repurchase Agreements — 49.0%		7,719,589,000

Total Investments (Cost $15,788,091,205*) — 100.2%		15,788,091,205
Liabilities in Excess of Other Assets — (0.2)%		(37,784,510)

Net Assets — 100.0%		$15,750,306,695

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Net Activity	Interest Income
PNC Bank N.A.	$(36,000,000)	$40,293

•	Investments in companies considered to be an affiliate during the period November 1, 2008 to December 31, 2008 were as follows:

Affiliate	Interest Income
Merrill Lynch Government Securities, Inc.	$13,530

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$15,788,091,205
Level 3	—

Total	$15,788,091,205

1	See above Schedule of Investments for values in each security type.

JULY 31, 2009	3

Schedule of Investments July 31, 2009 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Yankee — 31.0%(a)
Banco Bilbao Vizcaya Argentaria S.A., New York:
1.16%, 8/03/09	$64,000	$64,000,035
1.01%, 8/17/09	25,000	25,000,055
1.07%, 10/29/09	70,000	70,001,722
0.91%, 11/16/09	55,000	55,001,627
0.66%, 12/04/09	60,000	60,001,038
0.57%, 12/29/09	15,000	15,004,364
0.53%, 12/30/09	90,000	90,001,883
0.56%, 12/30/09	50,000	50,001,046
Bank of Montreal, Chicago,
0.28%, 10/15/09	100,000	100,000,000
Barclays Bank Plc, New York,
0.73%, 8/07/09	45,000	45,000,000
BNP Paribas, New York:
0.74%, 8/27/09	100,000	100,000,000
0.65%, 11/20/09	30,000	30,000,000
0.55%, 12/04/09	45,000	45,000,000
0.50%, 12/18/09	40,000	40,000,000
0.45%, 1/08/10	75,000	75,000,000
0.47%, 1/08/10	50,000	50,000,000
0.42%, 2/03/10	45,000	45,000,000
Canadian Imperial Bank of Commerce, New York,
0.45%, 8/10/09	100,000	100,000,000
Deutsche Bank A.G., New York,
0.50%, 8/11/09	150,000	150,000,000
Dexia Credit Local, New York - GTD,
0.51%, 8/17/09(b)	121,000	121,000,000
DnB NOR Bank ASA, New York,
0.76%, 11/23/09	50,000	50,009,451
Intesa San Paolo SpA, New York:
0.56%, 12/16/09	40,000	40,000,000
0.58%, 12/24/09	75,000	75,000,000
0.50%, 12/29/09	40,000	40,000,000
Lloyds TSB Bank Plc, New York:
0.97%, 8/03/09	60,000	60,000,000
0.57%, 9/08/09	40,000	40,000,000
Mizuho Corp. Bank, New York,
0.65%, 8/06/09	59,350	59,350,000
Nordea Bank Finland Plc, New York,
0.25%, 9/22/09	100,000	100,000,000
Rabobank Nederland N.V., New York:
0.85%, 8/03/09	75,000	75,000,000
0.52%, 12/15/09	100,000	100,000,000
Royal Bank of Scotland Plc, Connecticut:
0.63%, 9/18/09	65,000	65,000,865
0.63%, 9/30/09	50,000	50,000,000
Royal Bank of Scotland Plc, New York,
0.50%, 10/13/09	40,000	40,000,000
San Paolo IMI SpA, New York:
0.55%, 12/17/09	25,000	25,000,000
0.55%, 12/18/09	100,000	100,000,000
Societe Generale, New York:
0.40%, 9/02/09	75,000	75,000,000
0.80%, 11/06/09	120,000	120,000,000
0.50%, 12/30/09	50,000	50,000,000
0.52%, 1/08/10	37,100	37,100,000
0.44%, 1/11/10	100,000	100,000,000
Svenska Handelsbanken AB, New York:
0.50%, 8/07/09	245,000	245,000,408
0.62%, 11/30/09	67,000	67,001,123
UBS A.G., Stamford:
0.70%, 9/04/09	75,000	75,000,000
0.61%, 10/06/09	153,000	153,000,000
0.60%, 10/08/09	75,000	75,000,000
0.58%, 11/02/09	20,000	20,000,000
0.57%, 11/03/09	75,000	75,000,000

Total Certificates of Deposit — 31.0%		3,341,473,617

Commercial Paper(c)
Antalis US Funding Corp.,
0.42%, 10/08/09	19,000	18,984,927
Barton Capital Corp.:
0.35%, 8/06/09	38,048	38,046,150
0.30%, 9/08/09	63,033	63,013,039
0.34%, 10/02/09	49,654	49,624,925
0.31%, 10/09/09	100,000	99,940,583
Cancara Asset Securitisation LLC:
0.24%, 8/03/09	25,000	24,999,667
0.26%, 8/10/09	80,700	80,694,754
0.33%, 8/18/09	110,000	109,982,858
CBA Delaware Finance Inc.:
0.35%, 9/15/09	100,000	99,956,250
0.33%, 10/06/09	100,000	99,939,500
0.32%, 10/13/09	100,000	99,936,125
Charta LLC,
0.31%, 9/08/09	100,000	99,967,278
CRC Funding LLC,
0.30%, 9/15/09	100,000	99,962,500
Danske Corp. - GTD:
0.35%, 9/29/09	58,000	57,966,731
0.42%, 1/25/10	175,000	174,638,625
0.40%, 2/01/10	100,000	99,795,556
DnB NOR Bank ASA,
0.58%, 12/16/09	55,000	54,878,603
Erasmus Capital Corp.,
0.38%, 9/16/09	29,500	29,485,676
Falcon Asset Securitization Co. LLC,
0.25%, 9/18/09	75,000	74,975,000
Fortis Funding LLC,
0.58%, 10/06/09	100,000	99,893,667
Gemini Securitization Corp. LLC,
0.25%, 8/21/09	50,000	49,993,056
JPMorgan Chase Funding, Inc.,
0.37%, 8/06/09	70,000	69,996,403
Jupiter Securitization Co. LLC,
0.37%, 8/07/09	50,000	49,996,917
National Australia Funding Delaware, Inc.:
0.33%, 9/14/09	100,000	99,959,667
0.31%, 9/28/09	200,000	199,900,111
Nordea North America, Inc.,
0.24%, 8/19/09	150,000	149,982,000
Old Line Funding Corp.,
0.35%, 9/15/09	47,848	47,827,066
Park Avenue Receivables Corp.,
0.30%, 10/08/09	100,000	99,943,333
Ranger Funding Co. LLC:
0.43%, 8/18/09	50,000	49,989,847
0.43%, 8/19/09	100,000	99,978,500
Royal Bank of Scotland Group Plc,
0.75%, 9/04/09	25,000	24,982,292
Santander Central Hispano Finance Delaware, Inc.:
1.65%, 8/03/09	60,000	59,994,500
1.00%, 8/27/09	100,000	99,927,778
Scaldis Capital LLC,
0.62%, 8/28/09	100,000	99,953,500
Societe Generale North America, Inc.:
0.40%, 10/15/09	50,000	49,958,854
0.55%, 10/30/09	15,000	14,979,375
0.51%, 12/14/09	35,000	34,933,719
Solitaire Funding LLC:
0.34%, 8/10/09	50,000	49,995,750
0.47%, 8/21/09	60,000	59,984,333
0.34%, 9/22/09	70,000	69,965,622
Straight-A Funding LLC,
0.32%, 8/10/09	32,000	31,997,440
Thames Asset Global Securitization No. 1 Inc.:
0.27%, 8/17/09	51,032	51,025,876
0.28%, 8/17/09	75,023	75,013,664
UBS Finance Delaware LLC,
0.57%, 10/20/09	100,000	99,873,333
Westpac Banking Corp.,
0.40%, 1/25/10	100,000	99,803,333

Total Commercial Paper — 31.7%		3,416,638,683

4	JULY 31, 2009

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Notes
Bank of Montreal, Chicago,
0.82%, 10/05/09(d)(e)	$114,950	$114,950,000
Citibank N.A. - FDIC GTD,
0.65%, 9/30/10(e)	25,000	25,000,000
HSBC (USA), Inc.,
0.93%, 10/15/09(e)	23,380	23,380,000
ING Bank N.V.,
0.98%, 8/24/09(d)(e)	59,600	59,600,000
ING USA Global Funding Trust IV,
1.08%, 9/18/09(e)	36,950	36,950,000
KBC Bank N.V., New York,
0.49%, 9/01/09(b)	61,090	61,090,000
Lloyds TSB Group Plc,
1.29%, 8/07/09(d)(e)	86,300	86,300,000
Monumental Life Insurance Co.,
1.06%, 10/09/09(e)(f)	200,000	200,000,000
Nordea Bank AB,
0.87%, 10/23/09(d)(e)	77,500	77,500,000
Rabobank Nederland N.V.,
0.26%, 10/07/09(b)(d)	96,800	96,800,000
Transamerica Life Insurance Co.,
1.06%, 10/02/09(e)(f)	26,000	26,000,000
Wachovia Bank, N.A.,
1.00%, 8/04/09(e)	67,900	67,900,000

Total Corporate Notes — 8.1%		875,470,000

Master Notes — 2.8%
Banc of America Securities LLC,
0.49%, 8/03/09(b)	300,000	300,000,000

Municipal Bonds(b)
East Bay Municipal Utilities District Water Systems RB Series 2002A VRDN (FSA Insurance, Dexia Credit Local SBPA),
0.42%, 8/07/09	66,555	66,555,000
Georgia Municipal Electric Authority RB Series 2009B BAN,
2.25%, 6/21/10	5,625	5,642,147
Long Island Power Authority Electric System RB Series 2003 VRDN (FSA Insurance, Dexia Credit Local SBPA),
1.00%, 8/07/09	60,850	60,850,000
Massachusetts Water Resources Authority RB Series 2008A VRDN (Dexia Credit Local SBPA),
0.52%, 8/07/09	123,100	123,100,000

Total Municipal Bonds — 2.4%		256,147,147

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes(c):
0.58%, 8/12/09	40,000	39,992,911
0.55%, 11/20/09	25,000	24,957,604
Fannie Mae Variable Rate Notes,
0.97%, 8/05/10(e)	47,100	47,082,653
Federal Home Loan Bank Discount Notes,
0.58%, 8/17/09(c)	75,000	74,980,667
Federal Home Loan Bank Variable Rate Notes(e):
0.22%, 8/13/09	76,100	76,100,000
0.20%, 8/14/09	112,915	112,914,597
0.73%, 2/05/10	49,670	49,670,000
0.82%, 2/26/10	50,600	50,600,000
0.39%, 7/09/10	91,895	91,877,715
0.50%, 10/08/10	63,000	62,977,500
Freddie Mac Discount Notes(c):
0.58%, 8/03/09	50,000	49,998,389
0.55%, 8/17/09	85,000	84,979,222
0.57%, 8/17/09	47,800	47,787,891
0.59%, 8/24/09	125,000	124,952,882
0.66%, 9/22/09	50,000	49,952,333
0.60%, 9/30/09	98,000	97,902,000
0.72%, 11/05/09	32,500	32,437,600
Freddie Mac Variable Rate Notes(e):
0.41%, 7/14/10	55,000	54,981,745
0.64%, 8/24/10	38,825	38,826,776
0.63%, 9/03/10	142,265	142,233,915
0.36%, 2/14/11	238,315	238,256,746
0.90%, 5/05/11	125,000	124,933,639

Total U.S. Government Sponsored Agency Obligations — 16.0%		1,718,396,785

U.S. Treasury Obligations
U.S. Treasury Bills(c):
0.47%, 8/20/09	75,000	74,981,416
0.55%, 7/01/10	107,800	107,254,921
0.47%, 7/29/10	23,500	23,388,936

Total U.S. Treasury Obligations — 1.9%		205,625,273

Repurchase Agreements
Credit Suisse Securities (USA) LLC
0.24%, 8/03/09	500,000	500,000,000
(Purchased on 7/31/09 to be repurchased at $500,010,000, collateralized by Federal National Mortgage Assoc. Variable Rate Notes due from 4/01/27 to 5/01/38)
Deutsche Bank Securities Inc.
0.20%, 8/03/09	210,000	210,000,000

(Purchased on 7/31/09 to be repurchased at $210,003,500, collateralized by Federal Home Loan Mortgage Corp. Bonds, Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes, U.S. Treasury Strip Principals, U.S. Treasury Strip, U.S. Treasury Notes 0.00% to 5.55% due 11/15/12 to 6/01/39.)

Deutsche Bank Securities Inc.
0.27%, 8/03/09	106,845	106,845,000

(Purchased on 7/31/09 to be repurchased at $106,847,404, collateralized by Federal Home Loan Mortgage Corp. Bonds, Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes, U.S. Treasury Strip Principals, U.S. Treasury Strip, U.S. Treasury Notes 0.00% to 5.55% due 11/15/12 to 6/01/39.)

Total Repurchase Agreements — 7.6%		816,845,000

Total Investments (Cost $10,930,596,505*) — 101.5%		10,930,596,505
Liabilities in Excess of Other Assets — (1.5)%		(161,550,379)

Net Assets — 100.0%		$10,769,046,126

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date.

JULY 31, 2009	5

Schedule of Investments (concluded)	TempCash

(f)	Restricted security as to resale, representing 2.1% of net assets, were as follows:

Issue	Acquisition Date	Cost	Value
Monumental Life Insurance Co.
1.06%, 10/09/09	9/19/02	$200,000,000	$200,000,000
Transamerica Life Insurance Co.,
1.06%, 10/02/09	6/25/04	26,000,000	26,000,000

Total		$226,000,000	$226,000,000

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$10,930,596,505
Level 3	—

Total	$10,930,596,505

1	See above Schedule of Investments for values in each security type.

6	JULY 31, 2009

Schedule of Investments July 31, 2009 (Unaudited)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Yankee — 45.1%(a)
Abbey National Treasury Services Plc, Connecticut,
0.76%, 7/20/10(b)	$521,160	$521,160,000
Banco Bilbao Vizcaya Argentaria S.A., New York:
1.16%, 8/03/09	600,000	600,000,331
1.01%, 8/17/09	110,000	110,000,244
0.31%, 10/23/09	300,000	300,003,456
1.07%, 10/29/09	604,100	604,114,856
0.91%, 11/16/09	400,000	400,011,834
0.66%, 12/04/09	311,000	311,005,381
0.57%, 12/29/09	25,000	25,007,274
0.53%, 12/30/09	607,000	607,012,697
0.56%, 12/30/09	140,000	140,002,929
Bank of Montreal, Chicago:
0.25%, 9/22/09	505,000	505,000,000
0.25%, 9/23/09	467,000	467,000,000
0.32%, 10/14/09	271,000	271,005,564
0.28%, 10/15/09	425,000	425,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York,
0.75%, 8/07/09	432,500	432,500,000
Barclays Bank Plc, New York,
0.73%, 8/07/09	726,000	726,000,000
BNP Paribas, New York:
0.74%, 8/27/09	588,000	588,000,000
0.87%, 11/02/09	450,000	450,000,000
0.65%, 11/20/09	428,500	428,500,000
0.55%, 12/04/09	500,000	500,000,000
0.50%, 12/18/09	675,000	675,000,000
0.45%, 1/08/10	250,000	250,000,000
0.47%, 1/08/10	280,000	280,000,000
0.42%, 2/03/10	200,000	200,000,000
Canadian Imperial Bank of Commerce, New York:
0.45%, 8/10/09	525,000	525,000,000
0.32%, 8/20/09	800,000	800,000,000
Deutsche Bank A.G., New York,
0.50%, 8/11/09	900,000	900,000,000
Dexia Credit Local, New York - GTD:
0.51%, 8/17/09(c)	793,500	793,500,000
0.32%, 8/28/09	400,000	400,001,500
DnB NOR Bank ASA, New York,
0.51%, 12/28/09	100,000	100,000,000
Intesa San Paolo SpA, New York:
0.35%, 10/01/09	200,000	200,000,000
0.35%, 10/05/09	483,500	483,500,000
0.56%, 12/16/09	270,000	270,000,000
0.58%, 12/24/09	225,000	225,000,000
0.57%, 12/28/09	500,000	500,000,000
0.50%, 12/29/09	50,000	50,000,000
0.52%, 1/08/10	400,000	400,000,000
Lloyds TSB Bank Plc, New York:
0.97%, 8/03/09	400,000	400,000,000
0.57%, 9/08/09	150,000	150,000,000
0.29%, 9/21/09	800,000	800,000,000
0.52%, 10/05/09	250,000	250,000,000
0.49%, 10/07/09	803,000	803,000,000
Mizuho Corp. Bank, New York,
0.65%, 8/06/09	444,800	444,800,000
Nordea Bank Finland Plc, New York,
0.25%, 9/22/09	700,000	700,000,000
Rabobank Nederland N.V., New York:
0.85%, 8/03/09	575,500	575,500,000
0.33%, 10/05/09	490,000	490,000,000
0.40%, 10/13/09	100,000	100,000,000
0.32%, 11/16/09	495,000	495,000,000
0.50%, 11/30/09	307,200	307,200,000
1.02%, 5/04/10(b)	19,500	19,500,000
Royal Bank of Scotland Plc, Connecticut:
0.66%, 9/01/09	525,000	525,000,000
0.63%, 9/18/09	550,900	550,907,334
0.63%, 9/30/09	475,000	475,000,000
0.50%, 10/26/09	86,000	86,000,000
0.48%, 11/03/09	603,000	603,000,000
Royal Bank of Scotland Plc, New York,
0.50%, 10/13/09	678,000	678,000,000
San Paolo IMI SpA, New York:
0.75%, 11/13/09	150,000	150,000,000
0.68%, 11/20/09	195,000	195,000,000
0.55%, 12/17/09	135,000	135,000,000
0.55%, 12/18/09	400,000	400,000,000
Societe Generale, New York:
0.40%, 9/02/09	200,000	200,000,000
0.80%, 11/06/09	610,000	610,000,000
0.62%, 11/23/09	380,000	380,000,000
0.52%, 1/08/10	675,000	675,000,000
0.44%, 1/11/10	612,000	612,000,000
Svenska Handelsbanken AB, New York,
0.50%, 8/07/09	500,000	500,000,832
Toronto Dominion Bank, New York,
0.44%, 9/15/09	507,000	507,003,154
UBS A.G., Stamford:
1.05%, 8/07/09	300,000	300,000,000
0.74%, 9/02/09	703,000	703,000,000
0.70%, 9/04/09	605,000	605,000,000
0.61%, 10/06/09	300,000	300,000,000
0.60%, 10/08/09	75,000	75,000,000
0.57%, 11/03/09	768,000	768,000,000

Total Certificates of Deposit — 45.1%		31,031,237,386

Commercial Paper(d)
Antalis US Funding Corp.:
0.42%, 10/08/09	24,000	23,980,960
0.37%, 10/14/09	40,000	39,969,578
Atlantic Asset Securitization Corp.:
0.26%, 8/13/09	70,000	69,993,933
0.27%, 8/13/09	21,975	21,973,022
0.26%, 8/17/09	150,000	149,982,667
Atlantis One Funding Corp.:
0.45%, 8/07/09	181,000	180,986,425
0.40%, 8/13/09	119,000	118,984,133
0.36%, 10/02/09	250,000	249,847,153
Barton Capital Corp.:
0.35%, 8/03/09	47,000	46,999,086
0.30%, 8/06/09	114,000	113,995,250
0.32%, 9/01/09	60,000	59,983,467
0.33%, 9/04/09	73,000	72,977,248
0.32%, 10/07/09	64,000	63,961,884
0.32%, 10/08/09	100,000	99,939,556
0.30%, 10/16/09	78,067	78,017,558
CAFCO LLC,
0.31%, 8/05/09	200,000	199,993,111
Cancara Asset Securitisation LLC:
0.35%, 8/06/09	19,000	18,999,076
0.33%, 8/10/09	310,050	310,024,421
0.52%, 8/10/09	240,000	239,968,800
0.33%, 8/18/09	50,000	49,992,208
0.40%, 9/14/09	95,000	94,953,556
CBA Delaware Finance Inc.:
0.42%, 8/10/09	100,000	99,989,500
0.33%, 10/06/09	332,100	331,899,080
0.33%, 10/13/09	300,000	299,802,292

JULY 31, 2009	7

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper(d)
Chariot Funding LLC:
0.25%, 8/10/09	$300,000	$299,981,250
0.23%, 8/21/09	81,629	81,618,570
Charta LLC,
0.31%, 9/14/09	183,900	183,830,322
CIESCO LLC:
0.30%, 9/04/09	100,000	99,971,667
0.33%, 9/14/09	61,600	61,575,155
CRC Funding LLC:
0.31%, 8/05/09	100,000	99,996,556
0.32%, 8/05/09	200,000	199,992,889
0.33%, 8/27/09	100,000	99,976,167
0.30%, 9/08/09	200,000	199,936,667
Fairway Finance Co. LLC,
0.45%, 8/06/09	62,062	62,058,121
Falcon Asset Securitization Co. LLC:
0.35%, 8/11/09	140,000	139,986,389
0.35%, 8/12/09	75,000	74,991,979
0.35%, 8/14/09	51,000	50,993,554
0.23%, 8/20/09	51,000	50,993,809
0.30%, 8/20/09	101,000	100,984,008
ING US Funding LLC:
0.35%, 9/28/09	100,000	99,943,611
0.34%, 9/29/09	100,000	99,944,278
0.34%, 10/02/09	90,000	89,947,300
0.32%, 10/13/09	300,000	299,805,333
0.31%, 10/20/09	101,250	101,180,250
JPMorgan Chase Funding, Inc.:
0.37%, 8/06/09	523,000	522,973,124
0.22%, 8/20/09	500,000	499,941,944
0.31%, 10/02/09	290,000	289,845,172
0.26%, 10/07/09	300,000	299,854,833
Jupiter Securitization Co. LLC:
0.27%, 8/10/09	54,000	53,996,355
0.25%, 8/17/09	100,000	99,988,889
0.28%, 9/09/09	150,000	149,954,500
0.33%, 10/05/09	87,600	87,547,805
Kitty Hawk Funding Corp.,
0.33%, 10/14/09	94,082	94,018,181
LMA Americas LLC,
0.30%, 8/17/09	200,100	200,073,320
National Australia Funding Delaware, Inc.,
0.33%, 9/14/09	400,000	399,838,667
Nieuw Amsterdam Receivables Corp.,
0.40%, 10/08/09	29,400	29,377,787
Nordea North America, Inc.,
0.24%, 8/19/09	200,000	199,976,000
Park Avenue Receivables Corp.:
0.37%, 8/07/09	150,000	149,990,750
0.25%, 8/17/09	55,000	54,993,889
0.32%, 10/08/09	265,000	264,839,822
Ranger Funding Co. LLC:
0.43%, 8/18/09	50,000	49,989,847
0.43%, 8/19/09	600,000	599,871,000
Societe Generale North America, Inc.:
0.25%, 8/14/09	150,000	149,986,458
0.36%, 10/01/09	300,000	299,817,000
0.40%, 10/15/09	225,000	224,814,844
0.76%, 11/13/09	200,000	199,560,889
Solitaire Funding LLC:
0.47%, 8/21/09	375,000	374,902,083
0.33%, 8/24/09	335,000	334,929,371
0.37%, 9/15/09	325,000	324,849,687
0.34%, 9/22/09	100,000	99,950,889
Straight-A Funding LLC:
0.39%, 8/18/09	150,000	149,972,375
0.39%, 8/18/09	50,000	49,990,792
0.34%, 8/27/09	30,000	29,992,633
0.37%, 9/08/09	140,000	139,945,322
0.37%, 9/17/09	83,000	82,959,906
0.35%, 10/09/09	100,000	99,932,917
Thames Asset Global Securitization No. 1 Inc.:
0.28%, 8/17/09	100,030	100,017,552
0.33%, 9/14/09	19,614	19,606,089
Thunder Bay Funding LLC:
0.26%, 8/17/09	87,628	87,617,874
0.33%, 10/07/09	54,272	54,238,668
Tulip Funding Corp.,
0.29%, 8/06/09	194,042	194,034,319
UBS Finance Delaware LLC:
1.00%, 8/14/09	150,000	149,945,833
0.69%, 9/15/09	142,000	141,877,525
0.57%, 10/20/09	278,000	277,647,867
Windmill Funding Corp.:
0.26%, 8/14/09	132,500	132,487,560
0.30%, 9/01/09	170,000	169,956,083
0.31%, 9/14/09	112,000	111,957,564
0.32%, 9/18/09	80,000	79,965,867

Total Commercial Paper — 19.9%		13,662,951,691

Corporate Notes
Citibank N.A. - FDIC GTD,
0.65%, 9/30/10(b)	176,000	176,000,000
HSBC (USA), Inc.,
0.93%, 10/15/09(b)	101,935	101,935,000
ING Bank N.V.,
0.98%, 8/24/09(b)(e)	352,000	352,000,000
ING USA Global Funding Trust IV,
1.08%, 9/18/09(b)	180,095	180,095,000
KBC Bank N.V., New York,
0.49%, 9/01/09(c)	400,640	400,640,000
MetLife Insurance Co. of Connecticut,
0.90%, 9/29/09(b)(f)	250,000	250,000,000
Rabobank Nederland N.V.,
0.26%, 10/07/09(c)(e)	686,300	686,300,000
Transamerica Life Insurance Co.:
0.70%, 10/02/09(b)(f)	400,000	400,000,000
1.06%, 10/02/09(b)(f)	4,000	4,000,000

Total Corporate Notes — 3.7%		2,550,970,000

Master Notes — 3.8%
Banc of America Securities LLC,
0.49%, 8/03/09(c)	2,640,000	2,640,000,000

Municipal Bonds(c)
Broward County School Board COP Series 2004D VRDN (FSA Insurance, Dexia Credit Local SBPA),
0.70%, 8/07/09	53,880	53,880,000
Connecticut GO Series 2005A-1 VRDN (Dexia Credit Local SBPA),
0.50%, 8/07/09	56,100	56,100,000
East Bay Municipal Utility District Water System Subordinated RB Series 2002B VRDN (FSA Insurance, Dexia Credit Local SBPA),
0.47%, 8/07/09	47,210	47,210,000
Illinois Highway Authority Toll RB Series 2008A-1 VRDN (FSA Insurance, Dexia Credit Local SBPA),
0.62%, 8/07/09	88,300	88,300,000
Massachusetts Bay Transportation Authority RB (General Transportation System Project) Series 2000 VRDN (Dexia Credit Local SBPA),
0.60%, 8/07/09	47,380	47,380,000
Orlando & Orange County Expressway Authority RB Series 2003C-1 VRDN (FSA Insurance, Dexia Credit Local SBPA),
1.00%, 8/07/09	37,100	37,100,000

8	JULY 31, 2009

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds(c)
Philadelphia Water & Wastewater RB Series 2003 VRDN (FSA Insurance, Dexia Credit Local SBPA),
0.70%, 8/07/09	$246,500	$246,500,000
Piedmont Municipal Power Agency RB Series 2008C VRDN (Assured Guaranty Insurance, Dexia Credit Local SBPA),
0.80%, 8/07/09	58,000	58,000,000
Pittsburgh Urban Redevelopment Authority RB (First Lien Project) Series 2008B VRDN (FSA Insurance, Dexia Bank Local SBPA),
0.65%, 8/07/09	145,495	145,495,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Dexia Credit Local SBPA),
0.55%, 8/07/09	46,800	46,800,000

Total Municipal Bonds — 1.2%		826,765,000

Time Deposits — 0.2%
Citibank N.A.,
0.20%, 8/03/09	131,000	131,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes(d):
0.56%, 8/05/09	350,000	349,978,261
0.58%, 8/12/09	326,132	326,074,202
0.59%, 8/12/09	147,707	147,680,372
0.58%, 8/19/09	300,000	299,913,000
0.60%, 9/25/09	50,000	49,954,167
0.55%, 11/20/09	200,000	199,660,833
Fannie Mae Variable Rate Notes(b):
0.97%, 8/05/10	401,745	401,597,037
0.80%, 5/13/11	370,000	370,125,233
Federal Home Loan Bank Discount Notes,
0.58%, 8/17/09(d)	200,000	199,948,444
Federal Home Loan Bank Variable Rate Notes(b):
0.22%, 8/13/09	360,600	360,600,000
0.20%, 8/14/09	527,935	527,933,118
0.73%, 2/05/10	395,250	395,250,000
0.82%, 2/26/10	432,305	432,305,000
0.39%, 7/09/10	705,020	704,887,386
0.50%, 10/08/10	435,000	434,844,641
Freddie Mac Discount Notes(d):
0.57%, 8/03/09	181,145	181,139,264
0.58%, 8/03/09	224,447	224,439,830
0.56%, 8/10/09	205,578	205,549,219
0.57%, 8/10/09	306,867	306,823,271
0.58%, 8/10/09	133,641	133,621,695
0.55%, 8/17/09	415,000	414,898,556
0.57%, 8/17/09	200,000	199,949,333
0.60%, 9/01/09	500,000	499,741,667
0.66%, 9/22/09	50,000	49,952,333
0.60%, 9/30/09	677,000	676,323,000
0.72%, 11/05/09	272,000	271,477,760
Freddie Mac Variable Rate Notes(b):
0.41%, 7/14/10	435,000	434,855,619
0.64%, 8/24/10	338,950	338,965,501
0.63%, 9/03/10	510,120	510,008,538
0.36%, 2/14/11	1,733,155	1,732,733,244
0.90%, 5/05/11	995,000	994,471,770

Total U.S. Government Sponsored Agency Obligations — 18.0%		12,375,702,294

U.S. Treasury Obligations
U.S. Treasury Bills(d):
0.45%, 8/13/09	250	249,963
0.47%, 8/20/09	221,000	220,945,238
0.55%, 7/01/10	686,400	682,929,295
0.47%, 7/29/10	150,577	149,865,356

Total U.S. Treasury Obligations — 1.5%		1,053,989,852

Repurchase Agreements
Banc of America Securities LLC
0.17%, 8/03/09	1,000,000	1,000,000,000
(Purchased on 7/31/09 to be repurchased at $1,000,014,167, collateralized by Federal National Mortgage Assoc. Bonds 5.00% due from 7/01/35 to 10/01/35)
Banc of America Securities LLC
0.20%, 8/03/09	1,000,000	1,000,000,000

(Purchased on 7/31/09 to be repurchased at $1,000,016,667, collateralized by Federal National Mortgage Assoc. Strips, Federal Home Loan Mortgage Corp. Strips 0.00% to 6.00% due from 2/01/35 to 6/01/39)

Credit Suisse Securities (USA) LLC
0.24%, 8/03/09	100,000	100,000,000
(Purchased on 7/31/09 to be repurchased at $100,002,000, collateralized by Federal National Mortgage Assoc. Variable Rate Notes due from 12/1/33 to 7/1/38)
Credit Suisse Securities (USA) LLC
0.27%, 8/03/09	300,000	300,000,000
(Purchased on 7/31/09 to be repurchased at $300,006,750, collateralized by Federal National Mortgage Assoc. Variable Rate Notes due from 1/01/26 to 3/01/38)
Deutsche Bank Securities Inc.
0.20%, 8/03/09	1,000,000	1,000,000,000
(Purchased on 7/31/09 to be repurchased at $1,000,016,667, collateralized by Federal National Mortgage Assoc. Bonds, Federal Home Loan Mortgage Corp. Bonds 3.50% to 9.00% due from 5/01/13 to 8/01/39)
Deutsche Bank Securities Inc.
0.20%, 8/03/09	100,000	100,000,000
(Purchased on 7/31/09 to be repurchased at $100,001,667, collateralized by Federal National Mortgage Assoc. Bonds, Federal Home Loan Mortgage Corp. Bonds 3.50% to 9.00% due from 5/01/13 to 8/01/39)
Deutsche Bank Securities Inc.
0.20%, 8/03/09	200,000	200,000,000
(Purchased on 7/31/09 to be repurchased at $200,003,333, collateralized by Federal National Mortgage Assoc. Bonds, Federal Home Loan Mortgage Corp. Bonds 3.50% to 9.00% due from 5/01/13 to 8/01/39)
Deutsche Bank Securities Inc.
0.20%, 8/03/09	503,000	503,000,000
(Purchased on 7/31/09 to be repurchased at $503,008,383, collateralized by Federal National Mortgage Assoc. Bonds, Federal Home Loan Mortgage Corp. Bonds 3.50% to 9.00% due from 5/01/13 to 8/01/39)

JULY 31, 2009	9

Schedule of Investments (concluded)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Deutsche Bank Securities Inc.
0.25%, 8/03/09	$620,000	$620,000,000
(Purchased on 7/31/09 to be repurchased at $620,012,917, collateralized by U.S. Treasury Strips, U.S. Treasury Notes, U.S. Treasury Bonds 0.00% to 8.00% due from 2/28/11 to 11/15/27)
Deutsche Bank Securities Inc.
0.27%, 8/03/09	193,313	193,313,000
(Purchased on 7/31/09 to be repurchased at $193,317,350, collateralized by U.S. Treasury Strips, U.S. Treasury Notes, U.S. Treasury Bonds 0.00% to 8.00% due from 2/28/11 to 11/015/27)
PNC Bank N.A.
0.20%, 8/03/09(g)	380,000	380,000,000
(Purchased on 7/31/09 to be repurchased at $380,006,333, collateralized by Federal Home Loan Mortgage Corp. Notes 2.75% due from 4/29/11 to 4/29/14)

Total Repurchase Agreements — 7.9%		5,396,313,000

Total Investments (Cost $69,668,929,223*) — 101.3%		69,668,929,223
Liabilities in Excess of Other Assets — (1.3)%		(877,120,284)

Net Assets — 100.0%		$68,791,808,939

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Restricted security as to resale, representing 1.0% of net assets, were as follows:

Issue	Acquisition Date	Cost	Value
MetLife Insurance Co. of Connecticut
0.90%, 09/29/09	9/30/04	$250,000,000	$250,000,000
Transamerica Life Insurance Co.,
0.70%, 10/02/09	9/17/04	400,000,000	400,000,000
Transamerica Life Insurance Co.,
1.06%, 10/02/09	12/07/07	4,000,000	4,000,000

Total		$654,000,000	$654,000,000

(g)	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Net Activity	Interest Income
PNC Bank N.A.	$280,000,000	$150,732

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$69,668,929,223
Level 3	—

Total	$69,668,929,223

1	See above Schedule of Investments for values in each security type.

10	JULY 31, 2009

Schedule of Investments July 31, 2009 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills(a):
0.44%, 9/03/09	$134,000	$133,945,953
0.42%, 9/10/09	265	264,876
0.45%, 9/17/09	250,000	249,853,262
0.18%, 9/24/09	4,001	3,999,920
0.20%, 10/01/09	250,000	249,917,396
0.42%, 10/01/09	100,000	99,928,833
0.40%, 10/08/09	100,000	99,923,594
0.41%, 10/08/09	100,000	99,923,500
0.18%, 10/15/09	100,000	99,962,500
0.63%, 11/19/09	136,000	135,738,200
0.29%, 12/03/09	208,000	207,792,231
0.71%, 12/17/09	135,000	134,635,163
0.33%, 12/24/09	125,000	124,831,589
0.35%, 12/31/09	129,000	128,809,367
0.27%, 1/07/10	200,000	199,765,917
0.29%, 1/07/10	250,000	249,685,313
0.29%, 1/21/10	124,515	124,344,466
0.28%, 1/28/10	70,000	69,903,750
0.47%, 4/01/10	50,000	49,843,063
0.50%, 4/01/10	75,000	74,746,875
0.45%, 6/03/10	80,100	79,797,022
0.54%, 6/10/10	43,575	43,370,415
0.53%, 7/01/10	71,000	70,654,171
0.47%, 7/29/10	25,000	24,881,847

Total U.S. Treasury Obligations — 36.4%		2,756,519,223

Repurchase Agreements
Banc of America Securities LLC
0.18%, 8/03/09	375,000	375,000,000
(Purchased on 7/31/09 to be repurchased at $375,005,625, collateralized by U.S. Treasury Inflation Indexed Securities 3.00% due 7/15/12)
Barclays Capital, Inc.
0.20%, 8/03/09	477,951	477,951,000
(Purchased on 7/31/09 to be repurchased at $477,958,966 collateralized by U.S. Treasury Notes, U.S. Treasury Bonds 0.88% to 7.63% due from 4/30/11 to 2/15/25)
Barclays Capital, Inc.
0.18%, 8/04/09	190,000	190,000,000
(Purchased on 6/4/09 to be repurchased at $190,057,950 collateralized by U.S. Treasury Inflation Indexed Securities 0.63% to 2.00% due from 4/15/13 to 1/15/26)
Barclays Capital, Inc.
0.18%, 8/13/09	350,000	350,000,000
(Purchased on 7/30/09 to be repurchased at $350,024,500 collateralized by U.S. Treasury Inflation Indexed Securities 0.00% to 3.63% due from 10/15/09 to 4/15/29)
Citigroup Global Markets, Inc.
0.19%, 8/03/09	260,000	260,000,000
(Purchased on 7/31/09 to be repurchased at $260,004,117, collateralized by U.S. Treasury Notes, U.S. Treasury Bills 0.00% to 4.63% due from 8/27/09 to 11/15/16)

Credit Suisse Securities (USA) LLC
0.18%, 8/06/09	600,000	600,000,000
(Purchased on 7/30/09 to be repurchased at $600,021,000, collateralized by U.S. Treasury Inflation Indexed Securities 1.89% to 3.00% due from 7/15/12 to 7/15/19)
Deutsche Bank Securities Inc.
0.18%, 8/03/09	396,670	396,670,000

(Purchased on 7/31/09 to be repurchased at $396,675,950, collateralized by U.S. Treasury Inflation Indexed Securities, U.S. Treasury Notes, U.S. Treasury Bills, U.S. Treasury Strip Principals 0.00% to 4.88% due from 8/15/09 to 2/15/26)

Deutsche Bank Securities Inc.
0.18%, 8/03/09	450,000	450,000,000

(Purchased on 7/31/09 to be repurchased at $450,006,750, collateralized by U.S. Treasury Inflation Indexed Securities, U.S. Treasury Notes, U.S. Treasury Bills, U.S. Treasury Strip Principals 0.00% to 4.88% due from 8/15/09 to 2/15/26)

HSBC Securities (USA) Inc.
0.18%, 8/03/09	270,000	270,000,000
(Purchased on 7/31/09 to be repurchased at $270,004,050, collateralized by U.S. Treasury Strips, U.S. Treasury Strip Principals 0.00% to 11.75% due from 5/15/12 to 2/15/38)
JPMorgan Securities Inc.
0.18%, 8/03/09	320,000	320,000,000
(Purchased on 7/31/09 to be repurchased at $320,004,800, collateralized by U.S. Treasury Notes 3.75% due 11/15/18)
RBS Securities Inc.
0.20%, 8/03/09	849,856	849,856,000
(Purchased on 7/31/09 to be repurchased at $849,870,164, collateralized by U.S. Treasury Notes 0.88% to 1.88% due from 2/28/11 to 4/30/14)
RBS Securities Inc.
0.20%, 8/06/09	200,000	200,000,000
(Purchased on 6/04/09 to be repurchased at $200,070,000, collateralized by U.S. Treasury Notes 1.75% to 2.75% due from 3/31/14 to 2/15/19)
UBS Securities LLC
0.18%, 8/03/09	80,000	80,000,000
(Purchased on 7/31/09 to be repurchased at $80,001,200, collateralized by U.S. Treasury Notes 3.13% due 5/15/19)

Total Repurchase Agreements — 63.6%		4,819,477,000

Total Investments (Cost $7,575,996,223*) — 100.0%		7,575,996,223
Liabilities in Excess of Other Assets — 0.0%		(1,305,754)

Net Assets — 100.0%		$7,574,690,469

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

JULY 31, 2009	11

Schedule of Investments (concluded)	T-Fund

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$7,575,996,223
Level 3	—

Total	$7,575,996,223

1	See above Schedule of Investments for values in each security type.

12	JULY 31, 2009

Schedule of Investments July 31, 2009 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills(a):
0.11%, 8/06/09	$1,278	$1,277,981
0.19%, 8/06/09	43,891	43,889,875
0.20%, 8/06/09	299,076	299,067,900
0.10%, 8/13/09	29,257	29,256,005
0.11%, 8/13/09	178,000	177,993,438
0.13%, 8/13/09	13,510	13,509,415
0.16%, 8/13/09	77,638	77,633,983
0.45%, 8/13/09	50,000	49,992,592
0.18%, 8/20/09	175,000	174,983,375
0.19%, 8/20/09	200,000	199,980,472
0.14%, 8/27/09	290,409	290,380,685
0.15%, 9/03/09	75,000	74,989,688
0.19%, 9/10/09	28,095	28,089,225
0.16%, 9/17/09	180,189	180,151,361
0.18%, 9/24/09	82,711	82,688,615
0.20%, 9/24/09	175,000	174,948,813
0.17%, 10/01/09	8,666	8,663,511
0.18%, 10/01/09	30,000	29,990,850
0.20%, 10/01/09	60,000	59,980,175
0.37%, 10/01/09	16,496	16,485,798
0.39%, 10/01/09	13,704	13,695,060
0.19%, 10/08/09	100,450	100,413,950
0.40%, 10/08/09	77,500	77,440,786
0.41%, 10/08/09	77,500	77,440,713
0.18%, 10/15/09	53,240	53,220,035
0.19%, 10/22/09	100,000	99,956,722
0.30%, 10/22/09	270	269,816
0.33%, 10/22/09	50,000	49,962,417
0.35%, 10/22/09	27,000	26,978,475
0.18%, 10/29/09	121,741	121,687,416
0.19%, 10/29/09	100,000	99,953,028
0.31%, 11/12/09	21,000	20,981,675
0.30%, 11/27/09	55,303	55,249,525
0.27%, 1/14/10	49,290	49,228,634
0.50%, 4/01/10	25,000	24,915,625
0.54%, 6/10/10	20,120	20,025,537
0.53%, 7/01/10	36,000	35,824,650
0.47%, 7/29/10	9,600	9,554,629

Total U.S. Treasury Obligations — 100.0%		2,950,752,450

Total Investments (Cost $2,950,752,450*) — 100.0%		$2,950,752,450
Liabilities in Excess of Other Assets — 0.0%		(537,958)

Net Assets — 100.0%		$2,950,214,492

*	Cost for federal income tax purposes is $2,950,807,066.

(a)	Rate shown reflects the discount rate at the time of purchase.

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer please refer to Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$2,950,752,450
Level 3	—

Total	$2,950,752,450

1	See above Schedule of Investments for values in each security type.

JULY 31, 2009	13

Schedule of Investments July 31, 2009 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 0.3%
Brundidge IDRB (Carter Brothers Project) Series 2001 AMT VRDN (SouthTrust Bank N.A. LOC),
0.69%, 8/07/09(a)	$750	$750,000
Tuscaloosa IDRB Series 2000A AMT VRDN (SouthTrust Bank N.A. LOC),
0.69%, 8/07/09(a)	1,090	1,090,000

		1,840,000

Arizona — 7.8%
Ak-Chin Indian Community RB Series 2008 VRDN (Bank of America N.A. LOC),
0.40%, 8/07/09(a)	4,000	4,000,000
Apache County IDRB (Tucson Electric Power Co. Project) Series 1983A VRDN (ABN-AMRO Bank N.V. LOC),
0.42%, 8/07/09(a)	5,400	5,400,000
Arizona Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2007-1782 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.36%, 8/07/09(a)(b)	2,300	2,300,000
Arizona Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2007-2003 VRDN (Branch Banking & Trust Co. Liquidity Facility),
0.36%, 8/07/09(a)(b)	2,495	2,495,000
Arizona Transportation Board RB (Maricopa County Regional Area Road Fund Project) Series 2009 MB,
3.00%, 7/01/10	3,000	3,070,597
Maricopa County IDA Multi-Family Housing RB (Villas Solanas Apartments Project) Series 2001A AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Agreement),
0.42%, 8/07/09(a)	2,800	2,800,000
Phoenix IDA Multi-Family Housing RB Series 2002A AMT VRDN (East West Bank LOC, Federal Home Loan Bank SBPA),
0.40%, 8/07/09(a)	4,300	4,300,000
Pima County IDRB (Tucson Electric Power Co. Irvington Project) Series 1982A VRDN (Wells Fargo Bank N.A. LOC),
0.45%, 8/07/09(a)	4,000	4,000,000
Pinal County Electrical District No. 3 RB Series 2006U-1 VRDN (Bank of America N.A. SBPA),
0.91%, 8/07/09(a)(b)	10,100	10,100,000
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC),
0.40%, 8/07/09(a)	5,800	5,800,000
Tempe IDA Senior Living RB (Friendship Village Project) Series 2002C VRDN (Sovereign Bank FSB LOC, Banco Santander LOC),
0.35%, 8/07/09(a)	5,000	5,000,000
Tempe Transit Excise Tax RB Series 2006 VRDN (Royal Bank of Canada SBPA),
0.34%, 8/07/09(a)	1,500	1,500,000
Yavapai County IDA Hospital Facilities RB (Yavapai Regulated Medical Center Project) Series 2008A VRDN (UBS A.G. LOC),
0.33%, 8/07/09(a)	1,500	1,500,000

		52,265,597

Arkansas — 0.7%

Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program) Series 2006E AMT VRDN (Government National Mortgage Assoc. Insurance, Fannie Mae Insurance, State Street Bank & Trust Co. SBPA),

1.00%, 8/07/09(a)	5,000	5,000,000

California — 20.6%
California Communities Note Program RB Series 2009 TRAN,
2.00%, 6/30/10	3,200	3,233,264
California Department of Veterans Affairs Home Purchase RB Series 2008 ROC-RR-II-R-11444 AMT VRDN (Citibank N.A. Liquidity Facility),
0.47%, 8/07/09(a)(b)	8,605	8,605,000
California Health Financing Authority RB (Adventist Health System Project) Series 2002B VRDN (Wachovia Bank N.A. LOC),
0.25%, 8/03/09(a)	8,900	8,900,000
California Housing Finance Agency Home Mortgage RB Austin Trust Certificates Series 2008-1100 AMT VRDN (Bank of America N.A. Liquidity Facility),
0.91%, 8/07/09(a)(b)	8,000	8,000,000
California Housing Finance Agency Home Mortgage RB Series 2002M AMT VRDN (Bank of Nova Scotia SBPA),
2.00%, 8/03/09(a)	10,000	10,000,000
California Housing Finance Agency Home Mortgage RB Series 2006F AMT VRDN (Fortis Bank S.A./N.V. SBPA),
2.75%, 8/03/09(a)	17,000	17,000,000
California Housing Finance Agency RB Series 2005A VRDN (Dexia Credit Local SBPA),
1.50%, 8/03/09(a)	600	600,000
California Housing Finance Agency RB Series 2008 ROC-RR-II-R-11445 AMT VRDN (Citibank N.A. Liquidity Facility),
0.51%, 8/07/09(a)(b)	8,995	8,995,000
California Housing Finance Agency RB Series 2008 ROC-RR-II-R-11506 AMT VRDN (Citibank N.A. Liquidity Facility),
0.47%, 8/07/09(a)(b)	9,405	9,405,000
California Housing Finance Agency RB Series 2008C VRDN (Bank of America N.A. SBPA),
2.80%, 8/07/09(a)	110	110,000
California School Cash Reserve Program Authority RB Series 2009-10A TRAN,
2.50%, 7/01/10	7,000	7,120,927
East Bay Municipal Utility District Water Systems Series 2009 TECP,
0.35%, 10/13/09	10,000	10,000,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.51%, 8/07/09(a)(b)	1,500	1,500,000
Los Angeles Community Redevelopment Agency Multi-Family Housing RB (Hollywood & Vine Apartments Project) Series 2007-A VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Facility),
0.35%, 8/07/09(a)	21,000	21,000,000
Los Angeles GO Series 2009A TRAN,
2.50%, 6/30/10	7,500	7,615,338
San Jose Financing Authority RB Series 2008 ROC-RR-II-R-11629 VRDN (BHAC-CR Insurance, Citibank N.A. Liquidity Facility),
0.36%, 8/07/09(a)(b)	2,000	2,000,000
Semitropic Improvement District RB (Semitropic Water Storage District Project) Series 2008A VRDN (Wells Fargo Bank N.A. LOC),
0.24%, 8/07/09(a)	14,400	14,400,000

		138,484,529

Colorado — 1.6%
Colorado HFA Single Family Mortgage RB Series 2008A-3 AMT VRDN (Dexia Credit Local SBPA),
0.95%, 8/07/09(a)	10,500	10,500,000

14	JULY 31, 2009

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Florida — 6.6%
Broward County RB Series 2008N AMT VRDN (Assured Guaranty Ltd. Insurance, JPMorgan Chase Bank SBPA),
0.48%, 8/07/09(a)	$3,900	$3,900,000
Capital Trust Agency RB (Aero Miami FX Project) Series 2004 AMT VRDN (Bank One N.A. LOC),
0.50%, 8/07/09(a)(b)	11,795	11,795,000
Escambia County Solid Waste Disposal RB (Gulf Power Co. Project) Series 2009 MB,
1.75%, 4/21/10(a)	5,000	5,000,000
Florida Gulf Coast University Financing Corp. RB (Housing Project) Series 2008A VRDN (Wachovia Bank N.A. LOC),
0.39%, 8/07/09(a)	4,000	4,000,000
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT VRDN (Branch Banking & Trust Co. LOC),
0.47%, 8/07/09(a)	1,350	1,350,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank SBPA),
0.28%, 8/07/09(a)	6,000	6,000,000
Miami-Dade County Industrial Development Authority Solid Waste Disposal RB (Florida Power & Light Company Project) Series 2003 VRDN,
0.40%, 8/03/09(a)	2,400	2,400,000
Orlando Utilities Commission Utility System RB Series 2009B-1 MB,
2.00%, 6/01/10	10,000	10,128,578

		44,573,578

Georgia — 1.4%
Burke County Development Authority PCRB (Georgia Power Co. Plant Vogtle Project) Series 1992-1st VRDN,
0.30%, 8/03/09(a)	3,855	3,855,000
Fulton County Development Authority Airport Facility RB (Flightsafety International, Inc. Project) Series 1999B AMT VRDN (Berkshire Hathaway Obligor LOC),
0.44%, 8/07/09(a)	2,400	2,400,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT VRDN (Wachovia Bank N.A. LOC),
0.69%, 8/07/09(a)	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B VRDN (Wachovia Bank N.A. LOC),
0.69%, 8/07/09(a)	1,000	1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT VRDN (Wachovia Bank N.A. LOC),
0.69%, 8/07/09(a)	1,000	1,000,000

		9,255,000

Hawaii — 0.5%
Hawaii GO Series 2009 ROC-RR-II-R-12286 VRDN (FSA Insurance, Citibank N.A. Liquidity Facility),
0.46%, 8/07/09(a)(b)	3,470	3,470,000

Illinois — 3.7%
Chicago IDRB (Promise Candy Project) Series 2001 AMT VRDN (LaSalle Bank N.A. LOC),
0.77%, 8/07/09(a)	2,590	2,590,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (LaSalle Bank N.A. LOC),
1.00%, 8/07/09(a)	2,765	2,765,000
Illinois Development Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT VRDN (LaSalle Bank N.A. LOC),
0.82%, 8/07/09(a)	1,790	1,790,000
Illinois Development Finance Authority IDRB (Freedman Seating Co. Project) Series 2005 AMT VRDN (LaSalle Bank N.A. LOC),
0.70%, 8/07/09(a)	1,795	1,795,000
Illinois Finance Authority RB (Alternative Behavior Treatment Project) Series 2005 VRDN (JPMorgan Chase Bank LOC),
0.59%, 8/07/09(a)	2,935	2,935,000
Illinois GO Series 2003B VRDN (DEPFA Bank Plc SBPA),
3.25%, 8/07/09(a)	11,100	11,100,000
Regional Transit Authority RB Series 2005-B1 VRDN,
0.70%, 8/07/09(a)	2,100	2,100,000

		25,075,000

Indiana — 3.3%
Anderson Economic Development RB (Printer Zink, Inc. Project) Series 2004A AMT VRDN (Star Financial Bank LOC, U.S. Bank N.A. LOC),
0.96%, 8/07/09(a)	1,220	1,220,000
Huntingburg Multi-Family Housing RB (Lincoln Village Apartments Project) Series 2000 AMT VRDN (Federal Home Loan Bank LOC),
0.52%, 8/07/09(a)	2,150	2,150,000
Indiana Finance Authority Environmental IDRB (Duke Energy Indiana, Inc. Project) Series 2009-A2 AMT VRDN (Bank of America N.A. LOC),
0.52%, 8/07/09(a)	3,300	3,300,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2007-A3 VRDN (Dexia Credit Local SBPA, Bank of New York SBPA, RBS Citizens SBPA),
0.75%, 8/03/09(a)	14,900	14,900,000
Orleans Economic Development RB (Almana LLC Project) Series 1995 AMT VRDN (Bank One N.A. LOC),
2.20%, 8/07/09(a)	400	400,000

		21,970,000

Iowa — 0.3%
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT VRDN (Firstar Bank N.A. LOC),
0.73%, 8/07/09(a)	1,000	1,000,000
Iowa Finance Authority Senior Revenue Anticipation Notes (Iowa School Project) Series 2009A RAN,
2.50%, 6/23/10	1,000	1,017,315

		2,017,315

Kentucky — 0.6%
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT VRDN (Peoples Bank LOC, Firstar Bank N.A. LOC),
0.57%, 8/07/09(a)	510	510,000
Elsmere IDRB (International Mold Steel, Inc. Project) Series 1996 AMT VRDN (U.S. Bank N.A. LOC),
0.57%, 8/07/09(a)	905	905,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (Bank One N.A. LOC),
1.50%, 8/07/09(a)	2,760	2,760,000

		4,175,000

Louisiana — 1.4%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN (BASF Corp. Liquidity Facility),
0.82%, 8/03/09(a)	2,400	2,400,000

JULY 31, 2009	15

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Louisiana (concluded)
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A VRDN,
0.85%, 8/07/09(a)	$6,000	$6,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 VRDN (Bank One N.A. LOC),
0.66%, 8/07/09(a)	935	935,000

		9,335,000

Maryland — 3.1%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC),
0.41%, 8/07/09(a)	3,615	3,615,000
Maryland Economic Development Corp. RB (Acadia Todds Lane LLC Facilities Project) Series 2006 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.51%, 8/07/09(a)	5,505	5,505,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC),
0.41%, 8/07/09(a)	3,000	3,000,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.51%, 8/07/09(a)	4,860	4,860,000
Maryland Economic Development Corp. RB (Joe Corbis Pizza Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.56%, 8/03/09(a)	450	450,000
Maryland Economic Development Corp. RB (Lithographing Co. Project) Series 2001 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.51%, 8/07/09(a)	1,470	1,470,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC),
0.56%, 8/07/09(a)	2,000	2,000,000

		20,900,000

Michigan — 1.1%
Michigan Housing Development Authority Single Family Mortgage RB Series 2007F AMT VRDN (Bank of Nova Scotia SBPA),
0.50%, 8/07/09(a)	2,400	2,400,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase & Co. LOC),
1.50%, 8/07/09(a)	2,800	2,800,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase & Co. LOC),
1.50%, 8/07/09(a)	2,400	2,400,000

		7,600,000

Missouri — 1.2%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Banknorth N.A. LOC),
0.58%, 8/07/09(a)	2,525	2,525,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN (BASF Aktiengesellsch Liquidity Facility),
0.85%, 8/07/09(a)	4,000	4,000,000
St. Charles County IDRB (Austin Machine Co. Project) Series 2003A VRDN (Bank of America N.A. LOC),
0.53%, 8/07/09(a)	1,305	1,305,000

		7,830,000

Nebraska — 3.9%
Scotts Bluff County Hospital Authority No. 1 RB (Regional West Medical Center Project) Series 2005 VRDN (KeyBank N.A. LOC),
2.35%, 8/07/09(a)	26,200	26,200,000

Nevada — 1.0%
Clark County Airport System Subordinate Lien RB Series 2009A RAN,
2.50%, 7/15/10	7,000	7,109,395

New Hampshire — 0.3%
New Hampshire Business Finance Authority Industrial Facilities RB (Felton Brush, Inc. Project) Series 1997 AMT VRDN (KeyBank N.A. LOC),
3.10%, 8/07/09(a)	530	530,000
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.52%, 8/07/09(a)	1,325	1,325,000

		1,855,000

New Jersey — 3.1%
New Jersey Economic Development Authority RB Series 2009A RAN,
2.50%, 6/18/10	5,000	5,087,945
New Jersey Educational Facilities Authority RB (Centenary College Project) Series 2003A VRDN (TD Bank N.A. LOC),
0.31%, 8/07/09(a)	7,740	7,740,000
New Jersey Health Care Facilities Financing Authority RB (Virtua Health Project) Series 2009-D VRDN (TD Bank N.A. LOC),
0.29%, 8/07/09(a)	2,000	2,000,000
Readington Township GO Series 2009 BAN,
1.50%, 2/04/10	2,000	2,007,726
Woodbridge Township GO Unlimited Series 2009 BAN,
1.50%, 7/02/10	4,000	4,027,314

		20,862,985

New Mexico — 1.5%
New Mexico Mortgage Finance Authority Single Family Mortgage RB Series 2009 AMT (Federal Home Loan Bank Insurance),
1.03%, 1/12/10(a)	10,000	10,000,000

New York — 8.4%
Long Island Power Authority Electric System RB Series 1998-2A VRDN (WestLB A.G. LOC),
0.48%, 8/07/09(a)	6,200	6,200,000
New York City GO Series 1993A-4 VRDN (Chase Manhattan Bank LOC),
0.30%, 8/03/09(a)	13,600	13,600,000
New York City Housing Development Corp. Multi-Family Housing RB Series 2008I-2-5 AMT,
0.72%, 5/13/10(a)	5,000	5,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2005-988 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.32%, 8/07/09(a)(b)(c)	1,445	1,445,000
New York Dormitory Authority RB (Cornell University Project) Series 2000A VRDN (JPMorgan Chase & Co. SBPA),
0.15%, 8/07/09(a)	2,915	2,915,000
New York Mortgage Agency Homeowner Mortgage RB Series 2006-135 AMT VRDN (Dexia Credit Local SBPA),
0.75%, 8/03/09(a)	6,800	6,800,000
Troy IDA Civic Facilities RB (Rensselaer Polytechnic Institute Project) Series 2002B VRDN (JPMorgan Chase & Co. LOC),
0.33%, 8/07/09(a)	18,700	18,700,000

16	JULY 31, 2009

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (concluded)
Ulster IDRB (Viking Industries, Inc. Project) Series 1998A AMT VRDN (KeyBank N.A. LOC),
3.10%, 8/07/09(a)	$725	$725,000
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.53%, 8/07/09(a)	1,290	1,290,000

		56,675,000

North Carolina — 1.0%
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT VRDN (Branch Banking & Trust Co. LOC),
0.57%, 8/07/09(a)	1,300	1,300,000
North Carolina Housing Finance Agency RB Series 2002 ROC-RR-II-R-175 AMT VRDN (Citibank N.A. Liquidity Facility),
0.47%, 8/07/09(a)(b)	1,845	1,845,000
North Carolina Port Authority RB (Wilmington Bulk LLC Project) Series 2001A AMT VRDN (Branch Banking & Trust Co. LOC),
0.47%, 8/07/09(a)	1,165	1,165,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale LOC),
0.30%, 8/07/09(a)	2,600	2,600,000

		6,910,000

Ohio — 4.0%
American Municipal Power, Inc. GO (Bowling Green Project) Series 2008 BAN,
3.00%, 11/24/09	1,133	1,134,410
Deerfield GO Series 2008 BAN,
2.15%, 11/17/09	2,580	2,580,000
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 VRDN (KeyBank N.A. LOC),
3.00%, 8/07/09(a)	245	245,000
Hilliard GO (Various Purpose Improvements Project) Series 2008 BAN,
2.25%, 8/27/09	3,800	3,801,330
Huber Heights City School District GO (School Improvement Project) Series 2008 BAN,
2.00%, 8/18/09	3,200	3,200,960
Hudson GO Series 2008 BAN,
3.10%, 10/06/09	3,025	3,028,467
Kent GO (Various Purposes Project) Series 2008 BAN,
3.75%, 10/15/09	1,020	1,020,912
Ohio Air Quality Development Authority PCRB (First Energy Nuclear Generation Corp. Project) Series 2008A VRDN (Bank of Nova Scotia LOC, FirstEnergy Solutions Guaranty),
0.42%, 8/07/09(a)	1,600	1,600,000
Ohio Higher Educational Facility RB (Cedarville University Project) Series 2004 VRDN (KeyBank N.A. LOC),
2.70%, 8/07/09(a)	1,400	1,400,000
Ohio Housing Finance Agency Residential Mortgage RB (Mortgage-Backed Securities Program) Series 2008 AMT VRDN (Government National Mortgage Assoc. Insurance, Fannie Mae Insurance, Freddie Mac SBPA),
0.40%, 8/07/09(a)	5,000	5,000,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT VRDN (KeyBank N.A. LOC),
3.00%, 8/07/09(a)	2,160	2,160,000
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.41%, 8/07/09(a)	1,200	1,200,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT VRDN (KeyBank N.A. LOC),
2.90%, 8/07/09(a)	400	400,000

		26,771,079

Oklahoma — 0.6%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT VRDN (Bank of America LOC),
0.57%, 8/07/09(a)	2,850	2,850,000
Oklahoma City IDRB Series 1998 AMT VRDN (Bank One N.A. LOC),
1.50%, 8/07/09(a)	1,035	1,035,000

		3,885,000

Oregon — 4.2%
Oregon Department of Transportation Highway User Tax RB Series 2007B-2 VRDN (Dexia Credit Local SBPA),
0.38%, 8/07/09(a)	18,000	18,000,000
Oregon GO (Veterans Welfare Project) Series 2007-88B VRDN (Dexia Credit Local SBPA),
0.30%, 8/03/09(a)	10,300	10,300,000

		28,300,000

Pennsylvania — 3.9%
Beaver County IDA RB (BASF Corp. Project) Series 1997 AMT VRDN,
0.82%, 8/07/09(a)	300	300,000
Pennsylvania Economic Development Financing Authority RB Series 2008 VRDN (TD Bank N.A. LOC),
0.35%, 8/03/09(a)	400	400,000
Pennsylvania Turnpike Commission RB Series 2001U VRDN (Dexia Credit Local SBPA),
1.00%, 8/07/09(a)	9,500	9,500,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2008C VRDN (Wachovia Bank N.A. SBPA),
0.30%, 8/03/09(a)	16,200	16,200,000

		26,400,000

South Dakota — 0.6%
Spink County Solid Waste Disposal RB (United Feeders LLP Project) Series 2007 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.52%, 8/07/09(a)	3,800	3,800,000

Tennessee — 2.8%
Chattanooga IDRB (TB Woods, Inc. Project) Series 1997 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.56%, 8/07/09(a)	2,290	2,290,000
Clarksville Public Building Authority Pooled Financing RB (Tennessee Municipal Bond Fund Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.35%, 8/03/09(a)	11,000	11,000,000
Coffee County IDRB (Comtec Polymers, Inc. Project) Series 1997 AMT VRDN (Bank of America N.A. LOC),
1.00%, 8/07/09(a)	520	520,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Project) Series 2001 VRDN,
0.56%, 8/07/09(a)	5,300	5,300,000

		19,110,000

JULY 31, 2009	17

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Texas — 6.3%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN,
0.85%, 8/07/09(a)	$5,000	$5,000,000
Gulf Coast Waste Disposal Authority Environmental Facilities RB (Exxon Mobil Project) Series 2001B AMT VRDN,
0.26%, 8/03/09(a)	50	50,000
Harris County RB Series 2009 ROC-RR-II-R-12275 VRDN (FSA-CR Insurance, FGIC Insurance, Citibank N.A. Liquidity Facility),
0.46%, 8/07/09(a)(b)	5,580	5,580,000
Northwest ISD GO Series 2008 ROC-RR-II-R-11539PB VRDN (PSF-GTD Insurance, PB Capital Corp. Liquidity Facility),
0.44%, 8/07/09(a)(b)	12,595	12,595,000
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.56%, 8/07/09(a)	3,000	3,000,000
South Plains Housing Corp. Single Family Mortgage RB MERLOTS Trust Receipts Series 2002A-11 AMT VRDN (GNMA/FNMA Guaranty, Wachovia Bank N.A. SBPA),
0.43%, 8/07/09(a)(b)(c)	865	865,000
Texas GO Series 2008 TRAN,
3.00%, 8/28/09	13,000	13,013,097
Texas GO SPEARS (Water Financial Assistance Project) Series 2008DB-499 AMT VRDN (Deutsche Bank A.G. SBPA),
0.39%, 8/07/09(a)(b)(c)	2,400	2,400,000

		42,503,097

Utah — 1.6%
Utah Housing Corp. Single Family Mortgage RB Series 2002B Class I AMT VRDN (WestLB A.G. SBPA),
1.65%, 8/07/09(a)	10,580	10,580,000

Virginia — 1.1%
Montgomery County IDRB (Virginia Technical Foundation Project) Series 2005 VRDN (Bank of America N.A. LOC),
0.24%, 8/03/09(a)	1,875	1,875,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT VRDN (U.S. Bank N.A. LOC),
0.73%, 8/07/09(a)	1,400	1,400,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT VRDN (Wachovia Bank N.A. LOC),
0.43%, 8/07/09(a)(b)(c)	45	45,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-22 AMT VRDN (Wachovia Bank N.A. LOC),
0.43%, 8/07/09(a)(b)(c)	4,405	4,405,000
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT VRDN (Bank of America N.A. LOC),
1.25%, 8/07/09(a)	20	20,000

		7,745,000

Washington — 0.1%
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 VRDN (Bank of America N.A. LOC),
0.45%, 8/03/09(a)	395	395,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT VRDN (Bank of America N.A. LOC),
0.07%, 8/07/09(a)	220	220,000

		615,000

Wisconsin — 0.6%
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC),
0.68%, 8/07/09(a)	2,385	2,385,000
Milwaukee GO Series 2008 RAN,
3.00%, 9/03/09	200	200,247
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (Bank One N.A. LOC),
1.50%, 8/07/09(a)	1,680	1,680,000

		4,265,247

Wyoming — 0.6%
Green River Solid Waste Disposal RB (OCI Wyoming LP Project) Series 1997 VRDN (Comerica Bank LOC),
0.85%, 8/07/09(a)	4,000	4,000,000

Total Investments (Cost $671,877,822*) — 99.8%		671,877,822
Other Assets in Excess of Liabilities — 0.2%		1,453,089

Net Assets — 100.0%		$673,330,911

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

18	JULY 31, 2009

Schedule of Investments (concluded)	MuniCash

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$671,877,822
Level 3	—

Total	$671,877,822

1	See above Schedule of Investments for values in each state or political subdivision.

JULY 31, 2009	19

Schedule of Investments July 31, 2009 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 1.6%
Lower Alabama Gas District RB Series 2007A VRDN (Societe Generale Liquidity Facility),
0.40%, 8/07/09(a)	$75,755	$75,755,000
Mobile Industrial Development Board PCRB (Alabama Power Co. Barry Plant Project) Series 2008 (Southern Companies Guaranty),
1.40%, 7/16/10(a)	7,500	7,500,000
Mobile Industrial Development Board RB (Alabama Power Co. Barry Plant Project) Series 2009 MB (Southern Companies Guaranty),
1.40%, 7/16/10(a)	2,900	2,900,000

		86,155,000

Alaska — 0.1%
Alaska Housing Finance Corp. RB Municipal Trust Receipts Floaters Series 2009-3001 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.36%, 8/07/09(a)(b)	5,000	5,000,000

Arizona — 1.8%
Apache County IDRB (Tucson Electric Power Co. Project) Series 1985 VRDN (Wells Fargo Bank N.A. LOC),
0.42%, 8/07/09(a)	11,300	11,300,000
Arizona Sports & Tourism Authority RB (Multipurpose Stadium Project) Series 2008 VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty),
0.70%, 8/07/09(a)	15,050	15,050,000
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.31%, 8/07/09(a)(b)	775	775,000
Pima County IDA RB (Tucson Electric Power Co. Project) Series 2008 VRDN (JPMorgan Chase Bank LOC),
0.36%, 8/07/09(a)	12,700	12,700,000
Pinal County Electrical District No. 3 RB Series 2006U-1 VRDN (Bank of America N.A. SBPA),
0.91%, 8/07/09(a)(b)	11,100	11,100,000
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC),
0.40%, 8/07/09(a)	32,176	32,176,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2005-1076 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.38%, 8/07/09(a)(b)	4,850	4,850,000
Tempe IDRB (Arizona State University Football Brickyard Project) Series 2004A VRDN (Bank of America N.A. LOC),
0.40%, 8/07/09(a)	7,400	7,400,000

		95,351,000

Arkansas — 0.1%
Arkansas GO Series 2000A MB,
5.50%, 8/03/09	2,475	2,475,000
Fort Smith Sales & Use Tax RB Series 2008 BAN,
3.00%, 9/01/09	885	885,182

		3,360,182

California — 11.7%
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008B-1 VRDN (Bank of America N.A. LOC),
0.30%, 8/07/09(a)	24,595	24,595,000
California Communities Note Program RB (Tulare County Project) Series 2009A5 TRAN,
2.00%, 6/30/10	5,900	5,978,696
California Department of Water Resources Power Supply RB Series 2002C14 VRDN (Westdeutsche Landesbank LOC),
0.33%, 8/07/09(a)	60,585	60,585,000
California GO Municipal Trust Receipts Floaters Series 2007A VRDN (Societe Generale Liquidity Facility, Societe Generale Guaranty),
0.41%, 8/07/09(a)(b)	49,000	49,000,000
California GO Municipal Trust Receipts Floaters Series 2008DCL-009 VRDN (FSA Insurance, Dexia Credit Local Liquidity Facility),
1.75%, 8/07/09(a)(b)	110,180	110,180,000
California GO Series 2003A-2 VRDN (WestLB A.G. LOC, JPMorgan Chase Bank LOC),
0.39%, 8/03/09(a)	58,500	58,500,000
California GO Series 2003A-3 VRDN (WestLB A.G. LOC, JPMorgan Chase Bank LOC),
0.38%, 8/03/09(a)	10,000	10,000,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2008E VRDN (Bank of America N.A. LOC),
0.31%, 8/07/09(a)	23,485	23,485,000
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Project) Series 1996E VRDN (Bank One N.A. LOC),
0.22%, 8/03/09(a)	22,100	22,100,000
California School Cash Reserve Program Authority RB Series 2009-10A TRAN,
2.50%, 7/01/10	31,900	32,451,079
California State GO Series 2003A-1 VRDN (JPMorgan Chase & Co. LOC, West LB AG LOC),
0.38%, 8/03/09(a)	31,400	31,400,000
East Bay Municipal Utility District Water Systems RB Series 2008A-2 VRDN (Dexia Credit Local SBPA),
0.50%, 8/07/09(a)	21,615	21,615,000
East Bay Municipal Utility District Water Systems Series 2009 TECP,
0.35%, 10/13/09	10,900	10,900,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2007-2213 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.51%, 8/07/09(a)(b)	9,560	9,560,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.51%, 8/07/09(a)(b)	30,300	30,300,000
Los Angeles GO Series 2009 TRAN:
2.50%, 4/28/10	8,500	8,628,392
2.50%, 5/28/10	18,200	18,504,101
Sacramento County GO Series 2008 TRAN,
2.50%, 8/07/09	40,600	40,605,983
San Francisco County Transportation GO Series 2009A TECP (Landesbank Baden-Wuerttemberg Liquidity Facility),
0.45%, 8/21/09	11,150	11,150,000
San Francisco County Transportation GO Series 2009B TECP (Landesbank Baden-Wuerttemberg Liquidity Facility),
0.45%, 8/21/09	29,100	29,100,000
Semitropic Improvement District RB (Semitropic Water Storage District Project) Series 2008A VRDN (Wells Fargo Bank N.A. LOC),
0.24%, 8/07/09(a)	13,600	13,600,000

		622,238,251

20	JULY 31, 2009

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Colorado — 3.8%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC),
0.43%, 8/07/09(a)	$10,250	$10,250,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC),
0.43%, 8/07/09(a)	6,180	6,180,000
Aurora Centretech Metropolitan District GO Series 1998 VRDN (U.S. Bank N.A. LOC),
0.41%, 8/07/09(a)	3,170	3,170,000
Aurora COP Series 2008A VRDN (JPMorgan Chase Bank SBPA),
0.37%, 8/07/09(a)	5,000	5,000,000
Base Village Metropolitan District No. 2 RB Series 2008A VRDN (U.S. Bank N.A. LOC),
0.41%, 8/07/09(a)	4,835	4,835,000
Base Village Metropolitan District No. 2 RB Series 2008B VRDN (U.S. Bank N.A. LOC),
0.41%, 8/07/09(a)	6,510	6,510,000
Colorado Educational & Cultural Facilities Authority RB (Northwest University Project) Series 2007 VRDN (Bank of America N.A. LOC),
0.35%, 8/07/09(a)	22,915	22,915,000
Colorado Educational & Cultural Facilities Authority RB (Southeastern California Conference of Seventh-Day Adventists Projects) Series 2008 VRDN (Bank of America N.A. LOC),
0.35%, 8/07/09(a)	10,000	10,000,000
Colorado Educational & Cultural Facilities Authority RB (YMCA Rockies Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.35%, 8/07/09(a)	13,200	13,200,000
Colorado Health Facilities Authority RB (Covenant Retirement Project) Series 1999A VRDN (LaSalle Bank N.A. LOC),
0.35%, 8/07/09(a)	5,875	5,875,000
Colorado Health Facilities Authority RB (Frasier Meadows Community Project) Series 2008 VRDN (JPMorgan Chase Bank LOC),
0.35%, 8/07/09(a)	8,000	8,000,000
Colorado Housing & Finance Authority RB (Single Family Mortgage Project) Series 2005-1B2 VRDN (Dexia Credit Local LOC),
0.95%, 8/07/09(a)	18,900	18,900,000
Colorado Housing & Finance Authority RB (Single Family Mortgage Project) Series 2006-1B2 VRDN (Federal Home Loan Bank SBPA),
0.35%, 8/07/09(a)	5,125	5,125,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA),
0.35%, 8/07/09(a)	6,500	6,500,000
Colorado Springs Utilities RB Series 2004A VRDN (Dexia Credit Local SBPA),
0.70%, 8/07/09(a)	38,750	38,750,000
Commerce City Northern Infrastructure General Improvement District GO Series 2008 VRDN (U.S. Bank N.A. LOC),
0.41%, 8/07/09(a)	8,625	8,625,000
Denver Urban Renewal Authority Tax Increment RB Series 2008A-2 VRDN (U.S. Bank N.A. LOC),
0.33%, 8/07/09(a)	10,000	10,000,000
Meridian Health System GO Series 2009 VRDN (U.S. BANK N.A. LOC),
0.41%, 8/07/09(a)	2,135	2,135,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC),
0.41%, 8/07/09(a)	3,500	3,500,000
Southglenn Metropolitan District RB Series 2007 VRDN (BNP Paribas LOC),
0.41%, 8/07/09(a)	3,100	3,100,000
University of Colorado RB Series 2007 ROC-RR-II-R-12144 VRDN (FSA-CR, Citigroup Financial Product Liquidity Facility),
0.56%, 8/07/09(a)(b)	9,240	9,240,000

		201,810,000

Connecticut — 0.9%
Connecticut GO Series 2005A-1 VRDN (Dexia Credit Local SBPA),
0.50%, 8/07/09(a)	2,000	2,000,000
Connecticut GO Series 2009A BAN,
2.00%, 4/28/10	45,000	45,506,695

		47,506,695

Delaware — 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC),
0.42%, 8/07/09(a)	2,235	2,235,000
Sussex County IDRB (Rehoboth Mall Project) Series 2001A VRDN (Manufacturers and Traders Trust Co. LOC),
0.46%, 8/07/09(a)	2,375	2,375,000

		4,610,000

District of Columbia — 1.9%
District of Columbia GO Municipal Trust Receipts Floaters Series 2008-2934 VRDN (HypoVereinsbank Liquidity Facility, UniCredit SpA Guaranty),
0.51%, 8/07/09(a)(b)	10,905	10,905,000
District of Columbia GO Series 2008A VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty),
0.55%, 8/07/09(a)	27,990	27,990,000
District of Columbia GO Series 2008C VRDN (Dexia Credit Local LOC),
0.54%, 8/07/09(a)	10,000	10,000,000
District of Columbia GO Series 2008D VRDN (Dexia Credit Local LOC),
0.75%, 8/07/09(a)	16,000	16,000,000
District of Columbia RB (American Assoc. Homes & Services Project) Series 2005A VRDN (Sovereign Bank LOC, Unicredito Italiano SpA LOC),
0.82%, 8/07/09(a)	11,090	11,090,000
District of Columbia RB (Arts & Technology Academy Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC),
0.41%, 8/07/09(a)	3,340	3,340,000
District of Columbia RB (Community Connections Real Estate Foundation Issue Project) Series 2007A VRDN (Manufacturers and Traders Trust Co. LOC),
0.41%, 8/07/09(a)	7,100	7,100,000
District of Columbia RB (Georgetown University Project) Series 2007B-1 VRDN (JPMorgan Chase Bank LOC),
0.25%, 8/07/09(a)	7,750	7,750,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.37%, 8/07/09(a)(b)	1,700	1,700,000
District of Columbia RB (Washington Center Internship Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC),
0.37%, 8/07/09(a)	4,000	4,000,000

		99,875,000

JULY 31, 2009	21

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Florida — 8.1%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2009-1034 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.36%, 8/07/09(a)(b)	$6,248	$6,247,500
Brevard County Health Facilities Authority RB (Retirement Housing Foundation Project) Series 2008 VRDN (KBC Bank N.V. LOC),
0.35%, 8/07/09(a)	6,400	6,400,000
Broward County Professional Sports Facilities RB SPEARS (Civic Arena Project) Series 2008DB-487 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility),
0.36%, 8/07/09(a)(b)(c)	7,125	7,125,000
Citizens Property Insurance Corp. RB Municipal Trust Receipts Floaters Series 2008-46A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.36%, 8/07/09(a)(b)	3,050	3,050,000
Clearwater RB Series 2009B BAN,
4.00%, 12/01/09	3,240	3,273,157
Dade County Development Authority PCRB (Florida Power & Light Co. Project) Series 1995 VRDN,
0.60%, 8/03/09(a)	1,100	1,100,000
Fort Pierce Redevelopment Agency RB Eclipse Funding Trust Series 2006-0130 VRDN (U.S. bank N.A. LOC, U.S. Bank N.A. Liquidity Facility),
0.31%, 8/07/09(a)(b)	3,935	3,935,000
Gainesville Utilities System RB Series 2008B VRDN (Bank of New York SBPA),
0.35%, 8/07/09(a)	5,200	5,200,000
Hernando County Water & Sewer RB Eclipse Funding Trust Series 2006-0035 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility),
0.31%, 8/07/09(a)(b)	10,350	10,350,000
Highlands County Health Facilities Authority RB (Adventist Health Systems Project) Series 2007A-2 VRDN (Adventist Health Guaranty),
0.40%, 8/07/09(a)	1,070	1,070,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2003 VRDN (Bank of America N.A. LOC),
0.35%, 8/07/09(a)	5,000	5,000,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2003C VRDN (Bank of America N.A. LOC),
0.35%, 8/07/09(a)	9,200	9,200,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2007D VRDN (Wachovia Bank N.A. LOC),
0.35%, 8/03/09(a)	7,000	7,000,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank SBPA),
0.28%, 8/07/09(a)	11,600	11,600,000
JEA Electrical System RB Series 2008-3B1 VRDN (Wachovia Bank N.A. LOC),
0.35%, 8/07/09(a)	18,680	18,680,000
JEA Electrical System RB Series 2008-3B4 VRDN (Wachovia Bank N.A. LOC),
0.35%, 8/07/09(a)	22,690	22,690,000
Lee County Healthcare Facilities IDRB (Shell Point Project) Series 2002A VRDN (Bank of America N.A. LOC),
0.35%, 8/07/09(a)	6,500	6,500,000
Martin County Health Facilities Authority RB (Martin Memorial Medical Center Project) Series 2007B VRDN (Wachovia Bank N.A. LOC),
0.35%, 8/07/09(a)	16,100	16,100,000
Miami-Dade County Educational Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2710 VRDN (Wells Fargo & Company Liquidity Facility, Wells Fargo & Company Guaranty),
0.35%, 8/07/09(a)(b)	7,410	7,410,000
Miami-Dade County School Board COP Eclipse Funding Trust Series 2007A VRDN (U.S. Bank N.A. LOC),
0.31%, 8/07/09(a)(b)	2,575	2,575,000
Orange County Health Facilities Authority RB (Presbyterian Retirement Project) Series 2006A VRDN (Branch Banking & Trust Co. LOC),
0.32%, 8/07/09(a)	7,700	7,700,000
Orlando & Orange County Expressway Authority RB Series 2003C-2 VRDN (FSA Insurance, Dexia Credit Local SBPA),
1.00%, 8/07/09(a)	65,900	65,900,000
Orlando & Orange County Expressway Authority RB Series 2003C-4 VRDN (FSA Insurance, Dexia Credit Local SBPA),
0.70%, 8/07/09(a)	20,000	20,000,000
Orlando & Orange County Expressway Authority RB Series 2008B-3 VRDN (Wachovia Bank N.A. LOC),
0.34%, 8/07/09(a)	20,000	20,000,000
Orlando County Utilities Commission Water & Electric RB Municipal Trust Receipts Floaters Series 2009-3023 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.36%, 8/07/09(a)(b)	8,000	8,000,000
Orlando Utilities Commission Utility System RB Series 2009B-1 MB,
2.00%, 6/01/10	43,000	43,552,886
Palm Beach County Housing Finance Authority RB (Emerald Bay Club Apartments Project) Series 2004 VRDN (Wachovia Bank N.A. LOC),
0.32%, 8/07/09(a)	9,500	9,500,000
Palm Beach County RB (Morse Obligation Group Project) Series 2003 VRDN (TD Bank N.A. LOC),
0.35%, 8/07/09(a)	6,440	6,440,000
Palm Beach County RB PUTTERS Series 2008-2622 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.34%, 8/07/09(a)(b)(c)	2,765	2,765,000
Pinellas County Health Facilities Authority RB Series 2004A VRDN (CDC Municipal Products, Inc. SBPA, Rabobank Guaranty),
0.65%, 8/07/09(a)(b)(d)	130	130,000
Pinellas County Health Facilities Authority RB (Baycare Health System Issue Project) Series 2009A-2 VRDN (Northern Trust Co. LOC),
0.38%, 8/07/09(a)	9,750	9,750,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.36%, 8/07/09(a)(b)	5,335	5,335,000
South Miami Health Facilities Authority RB PUTTERS (Baptist Health Project) Series 2008-2473 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.34%, 8/07/09(a)(b)(c)	1,035	1,035,000
Tallahassee RB Series 2007 ROC-RR-II-R-12105 VRDN (Citibank N.A. Liquidity Facility),
0.44%, 8/07/09(a)(b)	16,450	16,450,000
Tallahassee RB Series 2007A VRDN (MBIA Insurance, Citibank N.A. Liquidity Facility),
0.44%, 8/07/09(a)(b)	29,705	29,705,000

22	JULY 31, 2009

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Florida (concluded)
Wells Fargo Stage Trust Various States RB Municipal Trust Receipts Floaters Series 2008-65C VRDN (Wells Fargo Bank N.A. LOC),
0.33%, 8/07/09(a)(b)	$28,945	$28,945,000

		429,713,543

Georgia — 0.7%
Chatham County School District GO Series 1998B MB (State Aid Withholding Insurance),
5.00%, 8/03/09	1,000	1,000,000
Columbus Downtown Development Authority RB Series 2009 VRDN (Columbus Bank & Trust LOC),
0.37%, 8/07/09(a)	2,100	2,100,000
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D VRDN (Branch Banking & Trust Co. LOC),
0.37%, 8/07/09(a)	1,100	1,100,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC),
0.37%, 8/07/09(a)	3,000	3,000,000
Georgia Municipal Electric Authority RB (Georgia Power Co. Plant Vogtle Project) Series 2009A BAN:
1.50%, 5/25/10	6,950	7,000,574
2.00%, 6/21/10	12,760	12,931,109
Gwinnett County Hospital Authority RB (Gwinnett Hospital System Project) Series 2008C VRDN (Wachovia Bank N.A. LOC),
0.35%, 8/07/09(a)	11,530	11,530,000

		38,661,683

Hawaii — 0.0%
Hawaii Department of Budget & Finance RB (Hawaii Pacific Health Project) Series 2009A-2 VRDN (Union Bank N.A. LOC),
0.35%, 8/07/09(a)	2,500	2,500,000

Idaho — 0.3%
Idaho Health Facilities Authority RB (St. Lukes Health System Project) Series 2009A VRDN (Wells Fargo Bank N.A. LOC),
0.29%, 8/07/09(a)	15,000	15,000,000

Illinois — 5.8%
Chicago Board of Education GO Series 2009A-1 VRDN (Harris N.A. LOC),
0.35%, 8/07/09(a)	5,000	5,000,000
Chicago Department of Water Management RB Series 1999-1 VRDN (JPMorgan Chase Bank SBPA),
0.34%, 8/03/09(a)	13,000	13,000,000
Chicago GO (Neighborhoods Alive Project) Series 2002B-4 VRDN (Bank of New York LOC),
0.30%, 8/03/09(a)	5,185	5,185,000
Chicago GO (Neighborhoods Alive Project) Series 2002B-5 VRDN (Northern Trust Co. LOC),
0.30%, 8/03/09(a)	6,450	6,450,000
Chicago GO Municipal Trust Receipts Floaters Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.36%, 8/07/09(a)(b)	3,270	3,270,000
Chicago RB Series 2002 VRDN (JPMorgan Chase Bank SBPA),
0.30%, 8/03/09(a)	19,555	19,555,000
Chicago Transit Authority COP Series 2008 ROC-RR-II-R-11551 VRDN (AGC-ICC Insurance, Citibank N.A. Liquidity Facility),
0.51%, 8/03/09(a)(b)	33,685	33,685,000
Cook County Township High School District Number 225 GO PUTTERS Series 2008-2445 VRDN (JPMorgan Chase & Co. Liquidity Facility),
0.34%, 8/07/09(a)(b)(c)	2,120	2,120,000
Illinois Educational Facilities Authority RB (Benedictine University Project) Series 2000 VRDN (U.S. Bank N.A. LOC),
0.35%, 8/07/09(a)	11,350	11,350,000
Illinois Educational Facilities Authority RB Macon Trust Certificates Series 2005D VRDN (Bank of America N.A. SBPA),
0.41%, 8/07/09(a)(b)	2,780	2,780,000
Illinois Finance Authority RB (Benedictine University Project) Series 2006 VRDN (U.S. Bank N.A. LOC),
0.35%, 8/07/09(a)	5,090	5,090,000
Illinois Finance Authority RB (Carle Foundation Project) Series 2009C VRDN (Northern Trust Co. SBPA),
0.25%, 8/07/09(a)	1,800	1,800,000
Illinois Finance Authority RB (Northwestern University Project) Series 2004A,
0.50%, 3/31/10(a)	10,490	10,490,000
Illinois Finance Authority RB (Northwestern University Project) Series 2004B,
0.58%, 2/01/10(a)	26,000	26,000,000
Illinois Finance Authority RB (St. Vincent Project) Series 2000 (Ascension Health Guaranty),
0.73%, 3/03/10(a)	9,400	9,400,000
Illinois Highway Authority Toll RB Series 2007A-1 VRDN (Dexia Credit Local SBPA),
0.40%, 8/07/09(a)	52,245	52,245,000
Illinois Highway Authority Toll RB Series 2008A-1 VRDN (FSA Insurance, Dexia Credit Local SBPA),
0.62%, 8/07/09(a)	40,000	40,000,000
Regional Transit Authority RB Series 2005-B1 VRDN,
0.70%, 8/07/09(a)	17,900	17,900,000
Regional Transportation Authority RB Municipal Trust Receipts Floaters Series 2008-55A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.36%, 8/07/09(a)(b)	2,420	2,420,000
University of Illinois COP (Infrastructure Utility Projects) Series 2004 VRDN (Bank of America N.A. LOC),
0.40%, 8/07/09(a)	40,000	40,000,000

		307,740,000

Indiana — 0.8%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank LOC),
0.36%, 8/07/09(a)	1,800	1,800,000
Indiana Finance Authority RB (Duke Energy Indiana, Inc. Project) Series 2009A-5 VRDN (Bank of America N.A. LOC),
0.35%, 8/03/09(a)	16,200	16,200,000
Indiana Finance Authority RB (Hamilton Grove Project) Series 2008A VRDN (LaSalle Bank N.A. LOC),
0.35%, 8/07/09(a)	12,855	12,855,000
Indiana Finance Authority RB (Marquette Project) Series 2009A VRDN (Branch Banking & Trust Co. LOC),
0.39%, 8/07/09(a)	5,430	5,430,000
Indiana Health & Educational Facilities Financing Authority RB PUTTERS (Ascension Health Project) Series 2009-3301 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.35%, 8/07/09(a)(b)(c)	5,300	5,300,000

		41,585,000

Iowa — 0.6%
Iowa Finance Authority Healthcare Facilities RB (Iowa Health System Project) Series 2008A-1 VRDN (Assured Guaranty Ltd. Insurance, Landesbank Baden-Wuerttemberg Girozentrale Liquidity Facility),
1.00%, 8/07/09(a)	22,000	22,000,000

JULY 31, 2009	23

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Iowa (concluded)
Iowa Finance Authority Senior Revenue Anticipation Notes (Iowa School Project) Series 2009A RAN,
2.50%, 6/23/10	$7,350	$7,477,264
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 VRDN (Wells Fargo Bank N.A. LOC),
0.43%, 8/07/09(a)	4,500	4,500,000

		33,977,264

Kansas — 1.9%
Kansas Department of Transportation Highway RB Series 2002C-3 VRDN (Dexia Bank LOC, Landesbank Hessen-Thuringen Girozentrale LOC),
0.30%, 8/07/09(a)	40,000	40,000,000
Lenexa RB Series 2007-302 VRDN (Bank of America N.A. Liquidity Facility),
0.91%, 8/07/09(a)(b)	4,000	4,000,000
Wichita GO Series 2009-228 TRAN,
0.75%, 4/08/10	59,060	59,079,876

		103,079,876

Kentucky — 0.7%
Boone County PCRB (Duke Energy Project) Series 2008A VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 8/07/09(a)	7,000	7,000,000
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC),
0.30%, 8/07/09(a)	3,545	3,545,000
Kentucky Economic Development Finance Authority RB (Baptist Healthcare System Project) Series 2009B-3 VRDN (Branch Banking & Trust Co. LOC),
0.37%, 8/07/09(a)	7,655	7,655,000
Lexington-Fayette Urban County Airport Board RB Series 2008B VRDN (JPMorgan Chase Bank LOC),
0.33%, 8/07/09(a)	4,400	4,400,000
Lexington-Fayette Urban County Government GO Series 2009C BAN,
1.00%, 7/15/10	8,000	8,024,224
Louisville and Jefferson County Metropolitan Government GO Series 2008-A BAN,
2.50%, 12/01/09	8,800	8,840,723

		39,464,947

Louisiana — 0.7%
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty),
0.56%, 8/07/09(a)	5,235	5,235,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN,
0.80%, 8/07/09(a)	7,500	7,500,000
Monroe Sales & Use Tax RB Series 2007A VRDN (FSA Insurance, JPMorgan Chase Bank SBPA),
2.00%, 8/07/09(a)	27,040	27,040,000

		39,775,000

Maine — 0.3%
Maine School Administrative District No. 51 GO Series 2008 BAN,
4.63%, 10/15/09	14,000	14,091,737

Maryland — 0.5%
Anne Arundel County RB Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC),
0.42%, 8/07/09(a)	4,465	4,465,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.41%, 8/07/09(a)	2,075	2,075,000
Carroll County RB (Fairhaven & Copper Project) Series 2004B VRDN (LaSalle Bank N.A. LOC),
0.35%, 8/07/09(a)	2,000	2,000,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC),
0.42%, 8/07/09(a)	3,585	3,585,000
Maryland Economic Development Corp. RB (American Health Assistance Foundation Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.46%, 8/07/09(a)	1,800	1,800,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A VRDN (Manufacturers and Traders Trust Co. LOC),
0.41%, 8/07/09(a)(e)	2,005	2,005,000
Maryland Economic Development Corp. RB (Local Government Insurance Trust Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC),
0.41%, 8/07/09(a)	4,105	4,105,000
Maryland GO (State & Local Facility Project) Series 2006 MB,
5.00%, 8/03/09	1,000	1,000,000
Maryland Health & Higher Education Facilities Authority RB (The Norwood School) Series 1998 VRDN (Manufacturers Traders & Trust LOC),
0.40%, 8/07/09(a)(b)	3,310	3,310,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC),
0.46%, 8/07/09(a)	2,620	2,620,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC),
0.41%, 8/07/09(a)	2,300	2,300,000

		29,265,000

Massachusetts — 4.5%
Chelmsford GO Series 2009 BAN,
0.50%, 9/18/09	6,399	6,399,814
Massachusetts Bay Transportation Authority RB Series 2000A MB,
5.75%, 7/01/10	1,110	1,163,164
Massachusetts Development Finance Agency RB (Custodial Receipts Project) Series 2007-344 VRDN (Bank of America N.A. LOC, Bank of America N.A. Liquidity Facility),
0.91%, 8/07/09(a)(b)	74,815	74,815,000
Massachusetts Development Finance Agency RB (Hillside School Project) Series 2007 VRDN (Sovereign Bank LOC, JPMorgan Chase Bank LOC),
0.40%, 8/07/09(a)	9,870	9,870,000
Massachusetts Health & Educational Facilities Authority RB (Baystate Medical Center Project) Series 2009J-2 VRDN (JPMorgan Chase Bank LOC),
0.30%, 8/03/09(a)	25,150	25,150,000
Massachusetts Health & Educational Facilities Authority RB (Partners Healthcare Project) Series 1997P-1 VRDN (JPMorgan Chase Bank SBPA),
0.23%, 8/07/09(a)(b)	44,800	44,800,000
Massachusetts Health & Educational Facilities Authority TECP,
0.42%, 12/10/09	17,200	17,200,000
Massachusetts Housing Finance Agency RB Series 2003F VRDN (FSA Insurance, Dexia Credit Local SBPA),
1.00%, 8/07/09(a)	58,165	58,165,000

24	JULY 31, 2009

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Massachusetts (concluded)
Massachusetts Water Resources Authority RB Series 2008A VRDN (Dexia Credit Local SBPA),
0.52%, 8/07/09(a)	$2,000	$2,000,000

		239,562,978

Michigan — 1.4%
Michigan Municipal Bond Authority GO Series 2008A-1 RAN,
3.00%, 8/20/09	15,000	15,010,526
Michigan State Hospital Finance Authority RB Series 1999 (Ascension Health Guaranty),
0.70%, 1/06/10(a)	5,000	5,000,000
Michigan State Housing Development Authority RB Series 2009D VRDN (Barclays Bank Plc Liquidity Facility),
0.30%, 8/07/09(a)	7,500	7,500,000
Oakland County Economic Development Corp. RB (Pontiac Vision Schools Project) Series 2000 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty),
0.55%, 8/07/09(a)	13,380	13,380,000
Oakland University RB Series 2008 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty),
0.80%, 8/07/09(a)	10,880	10,880,000
University of Michigan RB (Hospital Project) Series 2005A VRDN,
0.34%, 8/03/09(a)	1,900	1,900,000
Wayne County Airport Authority RB (Detroit Metropolitan Airport Project) Series 2008D VRDN (Wachovia Bank N.A. LOC),
0.30%, 8/07/09(a)	18,600	18,600,000

		72,270,526

Minnesota — 0.2%
Minneapolis GO Series 2007 MB,
5.00%, 12/01/09	3,025	3,070,156
St. Louis Park RB Series 2008B-1 VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 8/07/09(a)	7,500	7,500,000

		10,570,156

Mississippi — 0.6%
Mississippi Business Finance Commission RB (Chevron USA, Inc. Project) Series 2007D,
0.59%, 9/01/09(a)	12,500	12,500,000
Mississippi Business Finance Commission RB (Peco Foods, Inc. Project) Series 2009 VRDN (Harris N.A. LOC),
0.37%, 8/07/09(a)	14,650	14,650,000
Mississippi GO Series 1993B MB,
5.90%, 11/15/09	2,755	2,788,121

		29,938,121

Missouri — 0.4%
Brentwood RB (Eager Road Project) Series 2007-2B VRDN (Compass Bank LOC, BBVA Bank Guaranty),
0.46%, 8/07/09(a)	13,235	13,235,000
Missouri Highways & Transportation Commission First Lien State Road RB Municipal Trust Receipts Floaters Series 2008-07 VRDN (Branch Banking & Trust Co. Liquidity Facility),
0.31%, 8/07/09(a)(b)	9,965	9,965,000

		23,200,000

Multi-State — 0.3%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-5000 VRDN (Rabobank International LOC, Rabobank International Liquidity Facility),
0.50%, 8/07/09(a)(b)	6,200	6,200,000
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-5001 VRDN (Rabobank International LOC, Rabobank International Liquidity Facility),
0.50%, 8/07/09(a)(e)	7,700	7,700,000

		13,900,000

Nebraska — 0.2%
Lincoln Electric System RB Municipal Trust Receipts Floaters Series 2008-2900 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.38%, 8/07/09(a)(b)	8,500	8,500,000

Nevada — 1.0%
Clark County Airport System Subordinate Lien RB Series 2009A RAN,
2.50%, 7/15/10	46,000	46,718,882
Clark County School District GO Series 2000A MB,
6.00%, 6/15/10	1,000	1,047,310
Clark County School District GO SPEARS Series 2008DBE-668 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility),
0.36%, 8/07/09(a)(b)(c)	7,125	7,125,000

		54,891,192

New Hampshire — 0.7%
New Hampshire Business Finance Authority RB (Alice Peck Day Health Systems Project) Series 2008 VRDN (TD Banknorth N.A. LOC),
0.35%, 8/07/09(a)	6,000	6,000,000
New Hampshire Business Finance Authority RB (Littleton Regional Hospital Project) Series 2007 VRDN (TD Banknorth N.A. LOC),
0.35%, 8/03/09(a)	6,000	6,000,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005A VRDN (TD Banknorth N.A. LOC),
0.33%, 8/07/09(a)	3,800	3,800,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005B VRDN (TD Banknorth N.A. LOC),
0.33%, 8/07/09(a)	4,165	4,165,000
New Hampshire Health & Education Facilities Authority RB (RiverWoods-Exeter Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.35%, 8/07/09(a)	15,000	15,000,000

		34,965,000

New Jersey — 3.5%
Hudson County Improvement Authority RB (Essential Purpose Pooled Government Project) Series 1986 VRDN (Bank of New York LOC),
0.33%, 8/07/09(a)	10,800	10,800,000
New Jersey Economic Development Authority RB (Applewood Estates Project) Series 2005 VRDN (TD Bank N.A. LOC),
0.34%, 8/07/09(a)	17,885	17,885,000
New Jersey Economic Development Authority RB (Cedar Crest Village, Inc. Project) Series 2006B VRDN (Bank of New York LOC),
0.25%, 8/07/09(a)	21,300	21,300,000
New Jersey Economic Development Authority RB (Frisch School Project) Series 2006 VRDN (Princeton University Guaranty, Kredietbank N.V. LOC),
0.23%, 8/07/09(a)	2,500	2,500,000
New Jersey Economic Development Authority RB (Presbyterian Homes Project) Series 2006 VRDN (TD Bank N.A. LOC),
0.29%, 8/07/09(a)	9,800	9,800,000

JULY 31, 2009	25

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (concluded)
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2009-3008 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.51%, 8/07/09(a)(b)	$10,000	$10,000,000
New Jersey Economic Development Authority RB Series 2009A RAN,
2.50%, 6/18/10	58,150	59,172,803
New Jersey Health Care Facilities Financing Authority RB (Meridian Health System Project) Series 2003B VRDN (Bank of America N.A. LOC),
0.28%, 8/07/09(a)	8,700	8,700,000
New Jersey Health Care Facilities Financing Authority RB (Recovery Management Systems, Inc. Project) Series 2005 VRDN (TD Bank N.A. LOC),
0.31%, 8/07/09(a)	8,400	8,400,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC),
0.29%, 8/07/09(a)	14,900	14,900,000
New Jersey Health Care Facilities Financing Authority RB (Virtua Health Project) Series 2009-E VRDN (TD Bank N.A. LOC),
0.25%, 8/07/09(a)	2,000	2,000,000

New Jersey Tobacco Settlement Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2955 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),

1.07%, 8/07/09(a)(b)	11,000	11,000,000

New Jersey Tobacco Settlement Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2959 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),

1.07%, 8/07/09(a)(b)	5,200	5,200,000
New Jersey Turnpike Authority RB Series 2009C VRDN (Bank of Nova Scotia LOC),
0.32%, 8/07/09(a)	4,400	4,400,000

		186,057,803

New Mexico — 0.0%
New Mexico State Hospital Equipment Loan Council RB Series 2008C VRDN (Wells Fargo Bank N.A. SBPA),
0.30%, 8/07/09(a)	105	105,000

New York — 6.7%
BB&T Municipal Trust GO Municipal Trust Receipts Floaters Series 2007-2049 VRDN (FSA Insurance, Branch Banking & Trust LOC, Branch Banking & Trust Liquidity Facility),
0.37%, 8/07/09(a)(b)	205	205,000
Hudson Yards Infrastructure Corp. RB Eagle Trust Receipts Series 2007A VRDN (FSA Insurance, Citibank N.A. Liquidity Facility, Citibank N.A. Guaranty),
0.65%, 8/07/09(a)(b)	18,120	18,120,000
Long Island Power Authority Electric System RB Series 2003N VRDN (FSA Insurance, Dexia Credit Local SBPA),
0.85%, 8/07/09(a)	15,715	15,715,000
Metropolitan Transportation Authority RB (Dedicated Tax Fund Project) Series 2002B VRDN (FSA Insurance, Dexia Credit Local SBPA),
1.00%, 8/07/09(a)	65,000	65,000,000
Metropolitan Transportation Authority RB Series 2002D-1 VRDN (FSA Insurance, WestLB A.G. SBPA),
0.90%, 8/07/09(a)	18,655	18,655,000
Metropolitan Transportation Authority RB Series 2002D-2 VRDN (FSA Insurance, Dexia Credit Local SBPA),
0.65%, 8/07/09(a)	27,885	27,885,000
Metropolitan Transportation Authority RB Series 2008A ROC-RR-II-R-10378 VRDN (FSA Insurance, Citibank N.A. SBPA),
0.50%, 8/07/09(a)(b)	21,860	21,860,000
New York City GO Series 1993A-4 VRDN (Chase Manhattan Bank LOC),
0.30%, 8/03/09(a)	22,550	22,550,000
New York City GO Series 2005E-3 VRDN (Bank of America N.A. LOC),
0.29%, 8/07/09(a)	1,255	1,255,000
New York City GO Series 2008L-6 VRDN (Wachovia Bank N.A. SBPA),
0.30%, 8/03/09(a)	5,450	5,450,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3B VRDN (Citigroup Global Markets Holdings, Inc. SBPA),
0.30%, 8/03/09(a)	6,860	6,860,000
New York Dormitory Authority RB (Beverwyck, Inc. Project) Series 1995 VRDN (Fleet National Bank LOC),
0.28%, 8/07/09(a)	4,600	4,600,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Banknorth N.A. LOC),
0.25%, 8/07/09(a)	3,300	3,300,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2F VRDN (JPMorgan Chase Bank SBPA),
0.33%, 8/07/09(a)	9,890	9,890,000
New York Dormitory Authority RB (Wagner College Project) Series 2009 VRDN (TD Bank N.A. LOC),
0.25%, 8/07/09(a)	4,000	4,000,000
New York Local Government Assistance Corp. RB Series 1993A VRDN (Bayerische Landesbank Girozentrale LOC, West Deutsche Landesbank LOC),
0.28%, 8/07/09(a)	23,000	23,000,000
New York State Housing Finance Agency Service RB Series 2003C VRDN (Credit Locale de France LOC),
0.52%, 8/07/09(a)	35,500	35,500,000
New York Urban Development Corp. RB Series 2004 VRDN (Dexia Credit Local SBPA),
0.40%, 8/03/09(a)	41,315	41,315,000
Triborough Bridge & Tunnel Authority RB PUTTERS Series 2003-342 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.56%, 8/07/09(a)(b)(c)	7,055	7,055,000
Triborough Bridge & Tunnel Authority RB Series 2003B VRDN (GO of Authority Insurance, Dexia Credit Local SBPA),
0.60%, 8/07/09(a)	21,375	21,375,000

		353,590,000

North Carolina — 2.6%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1015 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.36%, 8/07/09(a)	17,400	17,400,000
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1021 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.36%, 8/07/09(a)(b)	8,600	8,600,000
Fayetteville Public Works Commission RB Series 2003A VRDN (FSA Insurance, Dexia Credit Local SBPA),
1.05%, 8/07/09(a)	14,285	14,285,000
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 VRDN (Branch Banking & Trust Co. LOC),
0.37%, 8/07/09(a)	265	265,000

26	JULY 31, 2009

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina (concluded)
Mecklenburg County COP Series 2006 VRDN (Branch Banking & Trust SBPA),
0.35%, 8/07/09(a)	$9,600	$9,600,000
Mecklenburg County GO Series 2009D VRDN,
0.51%, 8/07/09(a)	3,500	3,500,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.37%, 8/07/09(a)	7,140	7,140,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC),
0.37%, 8/07/09(a)	4,000	4,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Lake Norman Charter School Project) Series 2008A VRDN (Wachovia Bank N.A. LOC),
0.39%, 8/07/09(a)	19,500	19,500,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Lake Norman Charter School Project) Series 2008B VRDN (Wachovia Bank N.A. LOC),
0.59%, 8/07/09(a)	500	500,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC),
0.37%, 8/07/09(a)	3,000	3,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.37%, 8/07/09(a)	2,320	2,320,000
North Carolina GO Series 2004A MB,
5.00%, 3/01/10	4,000	4,106,261
North Carolina Medical Care Commission Health Care Facilities RB (Carolina Meadows, Inc. Project) Series 2004 VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty, Irish Government Guaranty),
0.40%, 8/07/09(a)	18,775	18,775,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC),
0.37%, 8/07/09(a)	2,950	2,950,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 VRDN (Branch Banking & Trust Co. LOC),
0.37%, 8/07/09(a)	7,000	7,000,000
University of North Carolina RB Eagle Trust Receipts Series 2005A VRDN (Citibank N.A. Liquidity Facility),
0.39%, 8/07/09(a)(b)	10,000	10,000,000
Wake County GO Series 2008 BAN,
3.50%, 10/15/09	6,000	6,021,820

		138,963,081

North Dakota — 0.2%
Cass County Health Care Facilities RB (Essentia Health Obligated Group Project) Series 2008A-1 VRDN (U.S. Bank N.A. SBPA),
0.30%, 8/07/09(a)	10,180	10,180,000

Ohio — 5.8%
Akron, Bath and Copley Joint Township Hospital District Hospital Facilities RB (Summa Health System Obligated Group Project) Series 2004 VRDN (JPMorgan Chase Bank LOC),
0.37%, 8/07/09(a)	33,915	33,915,000
Allen County RB (Catholic Healthcare Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.33%, 8/07/09(a)	2,600	2,600,000
Beavercreek School District GO (School Improvement Project) Series 2008 BAN,
2.00%, 8/18/09	2,500	2,500,925
Beavercreek School District GO (School Improvement Project) Series 2009 BAN,
2.00%, 8/18/09	9,805	9,811,195
Butler County Healthcare Facilities RB (LifeSphere Project) Series 2007 VRDN (U.S. Bank N.A. LOC),
0.35%, 8/07/09(a)	1,090	1,090,000
Cleveland Waterworks RB Series 2009S VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty, Irish Government Guaranty),
0.41%, 8/07/09(a)	5,000	5,000,000
Clinton Massie Local School District GO Series 2008 BAN,
3.13%, 11/18/09	2,025	2,028,090
Columbus Sewerage System RB PUTTERS Series 2008-2456 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.34%, 8/07/09(a)(b)(c)	1,400	1,400,000
Cuyahoga County GO Series 2008 BAN,
2.50%, 12/23/09	7,000	7,039,602
Cuyahoga County Health Care Facilities RB (Franciscan Communities Project) Series 2004E VRDN (LaSalle Bank N.A. LOC),
0.35%, 8/07/09(a)	4,415	4,415,000
Delaware County Port Authority Economic Development RB (The Columbus Zoological Park Assoc. Project) Series 2006 VRDN (JPMorgan Chase Bank LOC),
0.33%, 8/07/09(a)	1,850	1,850,000
Dublin School District GO (School Construction Project) Series 2009 BAN,
2.00%, 10/15/09	3,750	3,760,376
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2008F VRDN (JPMorgan Chase Bank SBPA),
0.30%, 8/07/09(a)	17,745	17,745,000
Fulton County RB (Fulton County Health Center Project) Series 2005 VRDN (JPMorgan Chase Bank LOC),
0.33%, 8/07/09(a)	2,200	2,200,000
Green GO Series 2009 BAN,
1.75%, 7/09/10	5,000	5,051,159
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A VRDN (U.S. Bank N.A. LOC),
0.36%, 8/07/09(a)	280	280,000
Hilliard School District GO Series 2009 BAN,
1.50%, 12/15/09	6,500	6,520,416
Huber Heights School District GO (School Improvement Project) Series 2009 BAN,
2.00%, 8/18/09	16,900	16,906,699
Lucas County GO (Arena Improvement Project) Series 2009 BAN,
1.00%, 7/22/10	13,500	13,538,996
Lucas County GO (Convention Center Project) Series 2009 BAN,
2.00%, 4/21/10	8,630	8,691,561
Montgomery County RB (Catholic Healthcare Project) Series 2004B-2 VRDN (Bayerische Landesbank Girozentrale SBPA),
0.75%, 8/07/09(a)	15,500	15,500,000
Ohio GO (Adjustment Common School Project) Series 2006B VRDN,
0.25%, 8/07/09(a)	49,615	49,615,000
Ohio Building Authority RB (Adult Correctional Facility Project) Series 2000 MB:
5.75%, 4/01/10	3,000	3,134,983
5.75%, 4/01/10	4,000	4,179,977
Ohio Building Authority RB (State Highway Safety Building Project) Series 2004B MB,
5.00%, 10/01/09	1,000	1,007,105

JULY 31, 2009	27

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (concluded)
Ohio GO (Common Schools Project) Series 2005B VRDN,
0.25%, 8/07/09(a)	$7,900	$7,900,000
Ohio GO PUTTERS Series 2002-306 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.34%, 8/07/09(a)(b)(c)	371	371,000
Ohio GO Series 2006D,
5.00%, 9/15/09	900	904,997
Ohio Higher Educational Facility Community RB Eclipse Funding Trust (University of Dayton Project) Series 2006-0107 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility),
0.31%, 8/07/09(a)(b)	1,300	1,300,000
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2008A VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty),
0.75%, 8/07/09(a)	12,500	12,500,000
Ohio Higher Educational Facility RB (Ohio Dominican University Project) Series 2007 VRDN (JPMorgan Chase Bank LOC),
0.32%, 8/07/09(a)	4,500	4,500,000
Ohio Higher Educational Facility RB (University Hospital Health System, Inc. Project) Series 2008C VRDN (Wells Fargo Bank N.A. LOC),
0.29%, 8/07/09(a)	6,400	6,400,000
Ohio RB (Major New State Infrastructure Project) Series 2004-1 MB,
5.00%, 6/15/10	3,730	3,872,414
Ohio Water Development Authority PCRB (First Energy Corp. Project) Series 2003 MB,
5.00%, 12/01/09	5,015	5,089,897
Ohio Water Development Authority RB (Water Quality Project) Series 2005B MB,
5.00%, 12/01/09	3,200	3,247,880
Sidney GO Series 2009 BAN,
1.50%, 6/23/10	1,570	1,577,073
Sylvania Township GO (Various Purpose Improvement Project) Series 2009 BAN,
1.25%, 3/26/10	6,800	6,824,991
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.41%, 8/07/09(a)	6,255	6,255,000
University of Akron General Receipts RB Series 2008C-1 VRDN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA),
1.00%, 8/07/09(a)	10,995	10,995,000
University of Cincinnati General Receipts RB Series 2008H BAN,
2.00%, 12/18/09	8,000	8,024,068
Vandalia Butler School District GO Series 2009A BAN,
1.50%, 3/01/10	3,750	3,766,228
Vandalia Butler School District GO Series 2009B BAN,
1.50%, 3/01/10	3,000	3,013,025

		306,322,657

Oregon — 3.6%
Lane Community College GO Series 2009 (School Board Guaranty Insurance),
2.50%, 6/15/10	3,985	4,055,909
Oregon Department of Transportation Highway User Tax RB Series 2006B-1 VRDN (Dexia Credit Local Liquidity Facility),
0.47%, 8/07/09(a)	31,860	31,860,000
Oregon Department of Transportation Highway User Tax RB Series 2006B-2 VRDN (Dexia Credit Local Liquidity Facility),
0.55%, 8/07/09(a)	8,100	8,100,000
Oregon Department of Transportation Highway User Tax RB Series 2007B-2 VRDN (Dexia Credit Local SBPA),
0.38%, 8/07/09(a)	27,000	27,000,000
Oregon Department of Transportation Highway User Tax RB Series 2007B-3 VRDN (Dexia Credit Local SBPA),
0.47%, 8/07/09(a)	54,100	54,100,000
Oregon Facilities Authority RB (PeaceHealth Project) Series 2008C VRDN (Wells Fargo Bank N.A. LOC),
0.29%, 8/07/09(a)	2,000	2,000,000
Oregon GO (Veterans Welfare Project) Series 2004-83 VRDN (Dexia Credit Local SBPA),
0.52%, 8/07/09(a)	20,100	20,100,000
Oregon GO (Veterans Welfare Project) Series 2005-84 VRDN (Dexia Credit Local SBPA),
0.52%, 8/07/09(a)	16,150	16,150,000
Oregon GO (Veterans Welfare Project) Series 2008B VRDN (Dexia Credit Local SBPA),
0.52%, 8/07/09(a)	19,000	19,000,000
Portland RB Series 2007A MB,
5.00%, 6/01/10	7,370	7,645,859

		190,011,768

Pennsylvania — 2.2%
Butler County IDA RB (Concordia Lutheran Project) Series 2004A VRDN (Bank of America N.A. LOC),
0.35%, 8/07/09(a)	2,185	2,185,000
Emmaus General Authority RB (Pennsylvania Loan Program) Series 2000A VRDN (U.S. Bank N.A. LOC),
0.32%, 8/07/09(a)	3,500	3,500,000
Lancaster County Hospital Authority RB (Landis Homes Retirement Community Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC),
0.46%, 8/07/09(a)	2,880	2,880,000
Montgomery County IDRB (Fountain Life Christian Project) Series 2007A VRDN (Bank of America N.A. LOC),
0.38%, 8/07/09(a)	3,220	3,220,000
Moon IDRB (Providence Point Project) Series 2007 VRDN (Bank of Scotland LOC),
0.35%, 8/07/09(a)	6,680	6,680,000
Philadelphia GO Series 2007B VRDN (FSA Insurance, Dexia Credit Local SBPA),
2.50%, 8/07/09(a)	50,150	50,150,000
Philadelphia School District GO Series 2008C-1 VRDN (Commerce Bank N.A. LOC),
0.29%, 8/07/09(a)	45,900	45,900,000
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC),
0.46%, 8/07/09(a)	1,470	1,470,000

		115,985,000

Puerto Rico — 2.1%
Commonwealth of Puerto Rico Highway & Transportation Authority RB Series 2008 ROC-RR-II-R-10327CE VRDN (Citigroup Financial Products Liquidity Facility, Citigroup Financial Products Guaranty),
1.26%, 8/07/09(a)(b)	110,700	110,700,000

Rhode Island — 0.2%
Bristol GO Series 2009 BAN,
2.25%, 2/17/10	2,000	2,010,813
East Greenwich Township GO Series 2009 BAN,
2.00%, 4/28/10	7,260	7,326,615

		9,337,428

South Carolina — 2.7%
Beaufort County GO Series 2009 BAN,
1.75%, 3/10/10	20,000	20,135,991
Berkeley County GO Series 2009 BAN,
1.25%, 5/28/10	9,200	9,257,922
Piedmont Municipal Power Agency RB Series 2008 VRDN (Dexia Credit Local SBPA),
0.85%, 8/07/09(a)	52,500	52,500,000
Richland County Recreational District GO Series 2008 BAN,
2.75%, 11/19/09	10,000	10,031,704

28	JULY 31, 2009

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
South Carolina (concluded)
Richland County School District No. 2 GO Series 2009 MB (South Carolina School District Insurance),
4.00%, 5/01/10	$5,800	$5,955,342
South Carolina Jobs-Economic Development Authority RB (UMA Refinance Project) Series 2008 VRDN (Wachovia Bank N.A. LOC),
0.35%, 8/07/09(a)(b)	32,585	32,585,000
York County School District No. 3 GO Series 2008 BAN,
2.50%, 10/01/09	12,500	12,521,890

		142,987,849

Tennessee — 3.4%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC),
0.37%, 8/07/09(a)	5,000	5,000,000
Blount County Public Building Authority RB Series 2008E1-A VRDN (Branch Banking & Trust Co. LOC),
0.37%, 8/07/09(a)	6,000	6,000,000
Clarksville Public Building Authority Pooled Financing RB (Tennessee Municipal Bond Fund Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.35%, 8/03/09(a)	17,230	17,230,000
Clarksville Public Building Authority RB (Tennessee Municipal Bond Fund Project) Series 2001 VRDN (Bank of America N.A. LOC),
0.35%, 8/03/09(a)	11,800	11,800,000
Jackson Energy Authority RB Series 2009 VRDN (Bank of America N.A. LOC),
0.41%, 8/07/09(a)	10,425	10,425,000
Jackson Energy Authority RB Series 2009 VRDN (Federal Home Loan Bank LOC),
0.28%, 8/07/09(a)	8,000	8,000,000
Memphis GO Series 2009 BAN,
2.00%, 5/18/10	5,180	5,240,171
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Project) Series 2001 VRDN,
0.56%, 8/07/09(a)	14,000	14,000,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.40%, 8/07/09(a)	8,690	8,690,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.35%, 8/03/09(a)	1,000	1,000,000
Municipal Energy Acquisition Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 VRDN (JPMorgan Chase & Co. Liquidity Facility),
0.41%, 8/07/09(a)(b)(c)	69,355	69,355,000
Tennergy Corp. Gas RB BNP Paribas STARS Certificates Trust Series 2006-001 VRDN (BNP Paribas Liquidity Facility),
0.41%, 8/07/09(a)(b)	22,970	22,970,000

		179,710,171

Texas — 8.0%
Austin Water & Wastewater System RB Series 2000 MB,
5.75%, 5/15/10	1,000	1,041,744
Capital Area Cultural Education Facilities Finance Corp. RB (Roman Catholic Diocese Project) Series 2005 VRDN (Wachovia Bank N.A. LOC),
0.34%, 8/07/09(a)	14,900	14,900,000
Conroe ISD GO PUTTERS (School Building Project) Series 2008-2487 VRDN (PSF-GTD Insurance, JPMorgan Chase Bank Liquidity Facility),
0.36%, 8/07/09(a)(b)(c)	1,000	1,000,000
Cypress-Fairbanks ISD GO Municipal Trust Receipts Floaters (School House Project) Series 2002 MB (PSF Insurance, Societe Generale Liquidity Facility),
5.00%, 2/15/10	2,900	2,971,642
Fort Bend GO Citi Trust Receipts TOB Series 2003-46A VRDN (Societe Generale Liquidity Facility),
0.42%, 8/07/09(a)(b)	4,500	4,500,000
Fort Bend ISD GO PUTTERS Series 2008-2852 VRDN (PSF-GTD Insurance, JPMorgan Chase Bank Liquidity Facility),
0.36%, 8/07/09(a)(b)(c)	1,800	1,800,000
Harris County Cultural Education Facilities Finance Corp. RB (Methodist Hospital System Project) Series 2009-9C1 TECP,
0.38%, 9/03/09	3,000	3,000,000
Harris County Flood Control District GO Series 2009 ROC-RR-II-R-10396 VRDN (Citibank N.A. SBPA),
0.39%, 8/07/09(a)(b)	50,600	50,600,000
Harris County GO Municipal Trust Receipts Floaters Series 2009-3028 VRDN (FSA Insurance, Morgan Stanley Municipal Funding Liquidity Facility),
0.38%, 8/07/09(a)(b)	8,070	8,070,000
Harris County Health Facilities Development Corp. RB (St. Luke’s Episcopal Health System Project) Series 2005A VRDN (JPMorgan Chase Bank SBPA, Landesbank Baden-Wurttenberg SBPA),
0.90%, 8/07/09(a)	25,820	25,820,000
Harris County Health Facilities Development Corp. RB (St. Luke’s Episcopal Health System Project) Series 2005B VRDN (Bank of America N.A. SBPA, Wachovia Bank N.A. SBPA, JPMorgan Chase Bank SBPA),
0.35%, 8/07/09(a)	40,000	40,000,000
Harris County RB (Toll Road Project) Series 2009B-2 MB,
2.00%, 8/12/10	7,000	7,105,700
Houston ISD GO (Schoolhouse Project) Eagle Trust Receipts Series 2009-0036A VRDN (PSF Guaranty),
0.39%, 8/07/09(a)(b)	4,950	4,950,000
Hutto ISD GO Municipal Trust Receipts Floaters Series 2009-2999 VRDN (PSF-GTD Insurance, Morgan Stanley Municipal Funding Liquidity Facility),
0.36%, 8/07/09(a)(b)	21,130	21,130,000
Judson ISD GO Municipal Trust Receipts Floaters Series 2007-1859 VRDN (PSF-GTD Insurance, Wells Fargo Bank N.A. Liquidity Facility),
0.31%, 8/07/09(a)(b)	3,940	3,940,000
Lamar Consolidated ISD Series 2009 ROC-RR-II-R-12266 VRDN (PSF Guaranty, Citibank N.A. SBPA),
0.39%, 8/07/09(a)(b)	5,120	5,120,000
Lamar Consolidation ISD GO SPEARS Series 2008DB-512 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility),
0.36%, 8/07/09(a)(b)(c)	3,235	3,235,000
Lovejoy ISD GO SPEARS (School Building Project) Series 2008DB-514 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility),
0.36%, 8/07/09(a)(b)(c)	3,270	3,270,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 (Chevron Corp. Guaranty),
0.62%, 8/15/09(a)	10,000	10,000,000
North East ISD GO Series 2000 SG-143 VRDN (PSF-GTD Insurance, Societe Generale Liquidity Facility),
0.36%, 8/07/09(a)(b)	4,515	4,515,000
Port of Port Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Fina Elf S.A. Guaranty),
0.32%, 8/07/09(a)	1,500	1,500,000
San Antonio RB Series 2001 MB,
5.50%, 2/01/10	3,810	3,903,609

JULY 31, 2009	29

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Texas (concluded)
San Antonio RB Series 2008 VRDN (Wachovia Bank N.A. LOC),
0.35%, 8/07/09(a)	$44,000	$44,000,000
Texas GO Eagle Trust Receipts Series 2006A-0126 VRDN (Citibank N.A. Liquidity Facility),
0.39%, 8/07/09(a)(b)	5,700	5,700,000
Texas GO PUTTERS Series 2008-2568 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.34%, 8/07/09(a)(b)(c)	2,800	2,800,000
Texas GO Series 2006-0122 VRDN (Citibank N.A. Liquidity Facility),
0.39%, 8/07/09(a)(b)	7,650	7,650,000
Texas GO Series 2008 TRAN,
3.00%, 8/28/09	77,800	77,880,296
Texas GO Series 2009 ROC-RR-II-R-12310 VRDN (Citibank N.A. SBPA),
0.51%, 8/07/09(a)(b)	5,080	5,080,000
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10014 VRDN (Dexia Credit Local Liquidity Facility),
0.49%, 8/07/09(a)(b)	44,400	44,400,000
Texas State Transportation Commission RB Series 2007,
5.00%, 4/01/10	1,615	1,663,783
University of Texas TECP,
0.35%, 10/15/09	11,500	11,500,000

		423,046,774

Utah — 0.8%
Murray Hospital RB (IHC Health Services Project) Series 2005C VRDN (Citibank N.A. SBPA),
0.33%, 8/03/09(a)	12,225	12,225,000
Weber County Hospital RB Series 2000C VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.38%, 8/07/09(a)	29,775	29,775,000

		42,000,000

Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency RB (Landmark College Project) Series 2009A VRDN (TD Banknorth N.A. LOC),
0.35%, 8/03/09(a)	3,000	3,000,000
Vermont Educational & Health Buildings Financing Agency RB (Mt. Ascutney Hospital Project) Series 2005A VRDN (TD Banknorth N.A. LOC),
0.41%, 8/07/09(a)	4,830	4,830,000
Vermont Educational & Health Buildings Financing Agency RB (Porter Hospital Project) Series 2005A VRDN (TD Banknorth N.A. LOC),
0.33%, 8/07/09(a)	3,800	3,800,000

		11,630,000

Virginia — 1.6%
Alexandria IDRB (Goodwin House Project) Series 2005 VRDN (Wachovia Bank N.A. LOC),
0.35%, 8/03/09(a)	20,000	20,000,000
Chesterfield Health Center Commission Residential Care Facility RB (Lucy Corr Village Project) Series 2008B VRDN (Branch Banking & Trust Co. LOC),
0.37%, 8/07/09(a)	5,300	5,300,000
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B VRDN (Wachovia Bank N.A. LOC),
0.35%, 8/07/09(a)	22,545	22,545,000
Hanover County IDA Residential Care Facility RB (Covenant Woods Project) Series 1999 VRDN (Branch Banking & Trust Co. LOC),
0.37%, 8/07/09(a)	2,760	2,760,000
Lexington IDA Educational Facilities RB (VMI Development Board, Inc. Project) Series 2006 VRDN (Wachovia Bank N.A. LOC),
0.35%, 8/03/09(a)	3,900	3,900,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program) Series 2006C VRDN (Wachovia Bank N.A. SBPA),
0.35%, 8/03/09(a)	4,000	4,000,000
Virginia Port Authority RB Series 2009 BAN,
2.00%, 5/18/10	10,200	10,322,812
Virginia Small Business Financing Authority RB (Carilion Clinic Obligated Group Project) Series 2008B VRDN (Bank of America N.A. SBPA),
0.35%, 8/03/09(a)	14,300	14,300,000

		83,127,812

Washington — 1.0%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-2 VRDN (Branch Banking & Trust Co. Liquidity Facility),
0.31%, 8/07/09(a)(b)	5,312	5,312,500
King County Public Hospital District No. 1 GO SPEARS Series 2008DB-614 VRDN (Assured Guaranty Ltd. Insurance, Deutsche Bank A.G. Liquidity Facility),
0.36%, 8/07/09(a)(b)(c)	3,925	3,925,000
NJB Properties RB (King County Washington Project) Eclipse Funding Trust Series 2007-0106 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility),
0.31%, 8/07/09(a)(b)	3,375	3,375,000
Seattle GO Municipal Securities Trust Certificates Series 2003 SGA-142 VRDN (Societe Generale SBPA),
0.43%, 8/07/09(a)(b)	4,000	4,000,000
Seattle Housing Authority RB (Wedgewood Estates Project) Series 2001 VRDN (KeyBank N.A. LOC),
2.80%, 8/07/09(a)	2,585	2,585,000
Seattle RB (Seattle Library Facility Project) Series 1999A MB,
5.38%, 12/01/09	2,000	2,027,057
Washington GO Series 2009 ROC-RR-II-R-12271 VRDN (Citibank N.A. Liquidity Facility),
0.39%, 8/07/09(a)(b)	33,295	33,295,000

		54,519,557

West Virginia — 0.1%
West Virginia Economic Development Authority PCRB (Ohio Power Co. Sporn Project) Series 2008C VRDN (JPMorgan Chase Bank LOC),
0.34%, 8/07/09(a)	8,000	8,000,000

Wisconsin — 2.8%
Milwaukee GO Series 2008 RAN,
3.00%, 9/03/09	1,500	1,501,854
Wisconsin GO TECP:
0.40%, 8/07/09	10,590	10,590,000
0.40%, 10/13/09	12,500	12,500,000
0.45%, 10/19/09	53,000	53,000,000
0.47%, 12/04/09	28,646	28,646,000
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Project) Series 2002 MB,
0.60%, 3/15/10(a)	8,500	8,500,000
Wisconsin Petroleum TECP,
0.40%, 12/07/09	10,000	10,000,000
Wisconsin RB Series 2009 BAN,
2.50%, 6/15/10	25,000	25,439,684

		150,177,538

30	JULY 31, 2009

Schedule of Investments (concluded)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Wyoming — 0.4%
Wyoming Community Development Authority Single Family Mortgage RB Series 2002A VRDN (Westdeutsche Landesbank SBPA),
0.45%, 8/07/09(a)	$19,850	$19,850,000

Total Investments (Cost $5,284,860,589*) — 99.6%		5,284,860,589
Other Assets in Excess of Liabilities — 0.4%		22,692,444

Net Assets — 100.0%		$5,307,553,033

*	Cost for federal income tax purposes is $5,284,939,132.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Investments in companies considered to be an affiliate, which acts as a remarketing agent for the security, during the period November 1, 2008 to December 31, 2008, of the Fund were as follows:

Affiliate	Net Activity	Interest Income
Pinellas County HFA RB Series 2004A VRDN (CDC Municipal Products, Inc. SBPA, Rabobank Guaranty)	$(2,000,000)	$2,751

(e)	Restricted security as to resale, representing 0.2% of net assets, were as follows:

Issue	Acquisition Date	Cost	Value
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A VRDN (Manufacturers and Traders Trust Co. LOC)
0.41%, 8/07/09	12/14/07	$2,005,000	$2,005,000
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-5001 VRDN (Rabobank International LOC, Rabobank International Liquidity Facility)
0.50%, 8/07/09	12/03/08	7,700,000	7,700,000

Total		$9,705,000	$9,705,000

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$5,284,860,589
Level 3	—

Total	$5,284,860,589

1	See above Schedule of Investments for values in each state or political subdivision.

JULY 31, 2009	31

Schedule of Investments July 31, 2009 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California — 96.7%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek At Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA),
0.50%, 8/03/09(a)	$14,100	$14,100,000
Acalanes Union High School District GO Series 2009A BAN,
3.25%, 4/01/10	825	838,061
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 1998F VRDN (Kredietbank N.V. LOC),
0.35%, 8/07/09(a)	500	500,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 2005M VRDN (Bank of Nova Scotia LOC),
0.30%, 8/07/09(a)	1,600	1,600,000
Anaheim Public Financing Authority Lease RB SPEARS (Anaheim Public Improvements Project) Series 2008DB-665 VRDN (Deutsche Bank A.G. Liquidity Facility),
0.33%, 8/07/09(a)(b)(c)	3,250	3,250,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007C-2 VRDN (Calyon Bank SBPA),
0.20%, 8/07/09(a)	8,230	8,230,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007G-3 VRDN (JPMorgan Chase Bank SBPA),
0.30%, 8/07/09(a)	19,100	19,100,000
Butte County Board of Education GO Series 2008 BAN,
3.00%, 8/28/09	1,600	1,601,584
California Communities Note Program RB (Tulare County Project) Series 2009A5 TRAN,
2.00%, 6/30/10	6,000	6,080,030
California Communities Note Program RB Series 2009 TRAN,
2.00%, 6/30/10	3,100	3,132,225
California Community College Financing Authority RB Series 2009A TRAN (GO of District),
2.00%, 6/30/10	7,400	7,470,129
California Department of Water Resource Power Supply RB Series 2002C-13 VRDN (FSA Insurance, Dexia Credit Local SBPA),
0.60%, 8/07/09(a)	5,700	5,700,000
California Department of Water Resource Power Supply RB Series 2002C-4 VRDN (JPMorgan Chase Bank LOC, California Teacher’s Retirement System LOC),
0.30%, 8/07/09(a)	8,000	8,000,000
California Department of Water Resource Power Supply RB Series 2002C-7 VRDN (FSA Insurance, Dexia Credit Local SBPA),
0.60%, 8/07/09(a)	3,075	3,075,000
California Department of Water Resource Power Supply RB Series 2005G-2 VRDN (Lloyds Banking Group Plc LOC),
0.25%, 8/07/09(a)	1,000	1,000,000
California Education Facility Authority (Stanford University Project) GO Series 2009 TECP,
0.53%, 11/02/09	2,800	2,800,000
California Educational Facilities Authority RB (Loyola Marymount University Project) Series 2008 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty),
0.50%, 8/07/09(a)	1,900	1,900,000
California Educational Facilities Authority RB (Stanford University Project) Series 2007T-1 VRDN (Branch Banking & Trust Co. Liquidity Facility),
0.22%, 8/07/09(a)(b)	2,240	2,240,000
California GO (Weekly Kindergarten University Project) Series 2004A-7 VRDN (Citibank N.A. LOC, State Street Bank LOC, National Australia Bank LOC),
0.29%, 8/07/09(a)	1,600	1,600,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility),
0.35%, 8/07/09(a)(b)	15,200	15,200,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility),
0.35%, 8/07/09(a)(b)	6,800	6,800,000
California GO Municipal Trust Receipts Floaters Series 2008-2813 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.51%, 8/07/09(a)(b)	1,300	1,300,000
California GO Municipal Trust Receipts Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.33%, 8/07/09(a)(b)	4,075	4,075,000
California GO Series 1999 MB:
5.88%, 10/01/09	2,330	2,368,316
5.75%, 12/01/09	2,010	2,054,704
California GO Series 2000 MB,
5.75%, 3/01/10	1,000	1,041,193
California GO Series 2003A-2 VRDN (WestLB A.G. LOC, JPMorgan Chase Bank LOC),
0.39%, 8/03/09(a)	20,200	20,200,000
California GO Series 2003A-3 VRDN (WestLB A.G. LOC, JPMorgan Chase Bank LOC),
0.38%, 8/03/09(a)	29,100	29,100,000
California GO SPEARS Series 2007DB-457 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility),
0.33%, 8/07/09(a)(b)(c)	3,125	3,125,000
California Health Facilities Financing Authority RB (Children’s Hospital Project) Series 2009C VRDN (US Bank N.A. LOC),
0.29%, 8/07/09(a)	7,100	7,100,000
California Health Facilities Financing Authority RB (Children’s Hospital Project) Series 2009D VRDN (US Bank N.A. LOC),
0.29%, 8/07/09(a)	4,000	4,000,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC),
0.34%, 8/07/09(a)	1,800	1,800,000
California Infrastructure & Economic Development Bank RB (J. Paul Getty Trust Project) Series 2007A-2 MB,
0.50%, 4/01/10(a)	1,800	1,800,000
California Infrastructure & Economic Development Bank RB (J. Paul Getty Trust Project) Series 2009B-3 TECP,
0.60%, 9/03/09	3,000	3,000,000
California Infrastructure & Economic Development Bank RB (Rand Corp. Project) Series 2008B VRDN (Bank of America N.A. LOC),
0.32%, 8/03/09(a)	18,400	18,400,000
California Municipal Finance Authority RB (La Sierra University Project) Series 2008B VRDN (Wells Fargo Bank N.A. LOC),
0.34%, 8/07/09(a)	3,100	3,100,000
California Municipal Finance Authority RB (Serra Catholic School Project) Series 2009 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty),
0.43%, 8/07/09(a)	3,500	3,500,000

32	JULY 31, 2009

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (continued)
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Project) Series 1996E VRDN (Bank One N.A. LOC),
0.22%, 8/03/09(a)	$5,000	$5,000,000
California School Cash Reserve Program Authority RB Series 2009-10A TRAN,
2.50%, 7/01/10	15,000	15,259,128
California State University TECP (JPMorgan Chase Bank LOC, State Street Bank & Trust LOC),
0.37%, 9/03/09	5,000	5,000,000
California Statewide Communities Development Authority RB (Archer School For Girls, Inc. Project) Series 2005 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty),
0.43%, 8/07/09(a)	5,615	5,615,000
California Statewide Communities Development Authority RB (John Muir Health Project) Series 2008B VRDN (UBS A.G. LOC),
0.27%, 8/07/09(a)	300	300,000
California Statewide Communities Development Authority RB (Multi-Family Housing Project) PUTTERS Series 2008-2680 VRDN (JPMorgan Chase Bank Liquidity Facility, JPMorgan Chase Bank LOC),
0.51%, 8/07/09(a)(b)(c)	5,300	5,300,000
California Statewide Communities Development Authority RB (Presbyterian Homes Project) Series 2006B VRDN (Bank of America N.A. LOC),
0.35%, 8/07/09(a)	6,500	6,500,000
California Statewide Communities Development Authority RB (Rady Children’s Hospital Project) Series 2008A VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty),
0.38%, 8/07/09(a)	1,900	1,900,000
California Statewide Communities Development Authority RB (Retirement Housing Foundation Obligated Group Project) Series 2008 VRDN (KBC Bank N.V. LOC),
0.32%, 8/07/09(a)	1,900	1,900,000
California Statewide Communities Development Authority RB Municipal Trust Receipts Floaters Series 2008-2635 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, BHAC-CR Insurance),
0.31%, 8/07/09(a)(b)	4,300	4,300,000
California Statewide Communities Development Authority Series 2009B-1 TECP,
0.28%, 8/27/09	4,750	4,750,000
Chino Basin Regional Financing Authority RB SPEARS Series 2008DBE-500 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility),
0.36%, 8/07/09(a)(b)(c)	5,430	5,430,000
Coast Community College District GO SPEARS Series 2006DB-621 VRDN (FSA Insurance, Deutsche Bank A.G. Liquidity Facility),
0.33%, 8/07/09(a)(b)(c)	3,450	3,450,000
East Bay Municipal Utility District Wastewater Systems RB Series 2007-0072 VRDN (AMBAC Insurance, Citibank N.A. Liquidity Facility),
0.46%, 8/07/09(a)(b)	1,880	1,880,000
East Bay Municipal Utility District Water Systems RB Series 2002A TECP (FSA Insurance, Dexia Credit Local SBPA),
0.35%, 9/10/09	4,200	4,200,000
East Bay Municipal Utility District Water Systems RB Series 2008A-2 VRDN (Dexia Credit Local SBPA),
0.50%, 8/07/09(a)	2,400	2,400,000
East Bay Municipal Utility District Water Systems RB Series 2008A-3 VRDN (Dexia Credit Local SBPA),
0.50%, 8/07/09(a)	2,400	2,400,000
East Bay Municipal Utility District Water Systems RB Series 2009A-1 VRDN (Dexia Credit Local SBPA),
0.41%, 8/07/09(a)	9,800	9,800,000
East Bay Municipal Utility District Water Systems RB Series 2009A-2 VRDN (Dexia Credit Local SBPA),
0.41%, 8/07/09(a)	4,925	4,925,000
East Bay Municipal Utility District Water Systems Series 2009 TECP,
0.35%, 10/13/09	3,600	3,600,000
Eastern Municipal Water District Water & Sewer RB Series 2008C VRDN (JPMorgan Chase Bank Liquidity Facility),
0.31%, 8/07/09(a)	8,400	8,400,000
Elsinore Valley Municipal Water District COP Series 2008B VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty),
0.43%, 8/07/09(a)	3,900	3,900,000
Golden Empire Schools Financing Authority RB (Kern High School District Project) Series 2009 BAN,
2.50%, 5/01/10	4,900	4,900,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2007-2215 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.51%, 8/07/09(a)(b)	3,000	3,000,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.51%, 8/07/09(a)(b)	28,000	28,000,000
Irvine Public Facilities & Infrastructure Authority Lease RB (Capital Improvement Project) Series 1985 VRDN (State Street Bank & Trust Co. LOC),
0.25%, 8/07/09(a)	885	885,000
Livermore COP Series 2008 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty),
0.60%, 8/07/09(a)	7,300	7,300,000
Loma Linda Hospital RB (Loma Linda University Medical Center Project) Series 2008B VRDN (Bank of America N.A. LOC),
0.25%, 8/07/09(a)	4,000	4,000,000
Los Angeles County Sanitation District Financing Authority RB Eclipse Funding Trust Series 2006-0055 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility),
0.27%, 8/07/09(a)(b)	5,300	5,300,000
Los Angeles County Schools RB Series 2009A TRAN (GO of Participants Insurance),
2.50%, 6/30/10	4,100	4,161,176
Los Angeles Department of Water & Power RB Series 2001B-6 VRDN (RBC SBPA, CALSTRS SBPA, CALPERS SBPA),
0.25%, 8/03/09(a)	13,000	13,000,000
Los Angeles Department of Water & Power RB Series 2006 ROC-RR-II-R-12283 VRDN (FSA Insurance, Citibank N.A. Liquidity Facility),
0.46%, 8/07/09(a)(b)	4,350	4,350,000
Los Angeles GO Series 2009 TRAN,
2.50%, 4/28/10-6/30/10	19,600	19,905,291
Metropolitan Water District of Southern California Waterworks RB Series 2004C VRDN (Dexia Credit Local SBPA),
1.00%, 8/07/09(a)	15,175	15,175,000
Metropolitan Water District of Southern California Waterworks RB Series 2008A-1 VRDN (Bank of America N.A. SBPA),
0.35%, 8/07/09(a)	10,700	10,700,000
Modesto Irrigation District Financing Authority RB Municipal Securities Trust Receipts Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.33%, 8/07/09(a)(b)	5,905	5,905,000

JULY 31, 2009	33

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (continued)
Northstar Community Housing Corp. RB (Multi-Family Housing Project) Series 2006A VRDN (U.S. Bank N.A. LOC),
0.41%, 8/07/09(a)	$3,000	$3,000,000
Norwalk-La Mirada Unified School District GO Municipal Trust Receipts Floaters Series 2003SG-169 VRDN (Societe Generale SBPA),
0.33%, 8/07/09(a)(b)	20,000	20,000,000
Orange County Sanitation District COP Series 2008-2928 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.33%, 8/07/09(a)(b)	10,000	10,000,000
Orange County Sanitation District COP Series 2009 ROC-RR-II-R-11736 VRDN (Citibank N.A. Liquidity Facility),
0.36%, 8/07/09(a)(b)	2,400	2,400,000
Richmond Wastewater RB Series 2008A VRDN (Union Bank of California N.A. LOC),
0.28%, 8/07/09(a)	4,000	4,000,000
Sacramento County GO Series 2008 TRAN,
2.50%, 8/07/09	24,000	24,003,536
Sacramento County Sanitation District Financing Authority RB Municipal Securities Trust Receipts Series 2008A-SGC-48 VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.33%, 8/07/09(a)(b)	4,800	4,800,000
San Bernardino Tax & Revenue Anticipation Notes Series 2009 MB,
2.00%, 6/30/10	5,000	5,072,684
San Diego Public Facilities Financing Authority RB Municipal Securities Trust Receipts Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.33%, 8/07/09(a)(b)	4,805	4,805,000
San Francisco City & County Airports Commission RB (International Airport Project) Series 2009-37C VRDN (FSA Insurance, Dexia Credit Local SBPA),
0.65%, 8/07/09(a)	6,900	6,900,000
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2007-1883 VRDN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility),
0.35%, 8/07/09(a)(b)	13,115	13,115,000
San Francisco County Transportation GO Series 2009B TECP (Landesbank Baden-Wuerttemberg Girozentrale SBPA),
0.45%, 8/03/09	6,250	6,250,000
San Mateo Foster School District GO 2009 BAN,
1.75%, 3/01/10	3,200	3,219,735
San Mateo Union High School District GO Series 2008 ROC-RR-II-R-11578PB VRDN (Assured Guaranty Ltd. Insurance, PB Capital Corp. Liquidity Facility),
0.41%, 8/07/09(a)(b)	4,135	4,135,000
Santa Clara County GO Series 2009 TRAN,
2.00%, 6/30/10	4,300	4,358,507
Santa Clara Unified School District GO Series 2009 TRAN,
1.50%, 6/30/10	2,500	2,524,517
Santa Monica-Malibu Unified School District GO Series 2009 BAN,
2.00%, 8/01/10	2,100	2,130,891
Semitropic Improvement District RB (Semitropic Water Storage District Project) Series 2008A VRDN (Wells Fargo Bank N.A. LOC),
0.24%, 8/07/09(a)	17,000	17,000,000
Sequoia Union High School District GO Municipal Trust Receipts Floaters Series 2007-2160 VRDN (FSA Insurance, Wells Fargo Bank N.A. Liquidity Facility),
0.41%, 8/07/09(a)(b)	5,360	5,360,000
Sonoma County Junior College District GO Eclipse Funding Trust Series 2006-0014 VRDN (FSA Insurance, U.S. Bank N.A. Liquidity Facility),
0.36%, 8/07/09(a)(b)	3,000	3,000,000
University of California RB PUTTERS Series 2006-1231 VRDN (National Public Finance Guarantee Corp. Insurance, JPMorgan Chase Bank Liquidity Facility),
0.56%, 8/03/09(a)(b)(c)	2,905	2,905,000
University of California Regents TECP:
0.32%, 9/08/09	7,590	7,590,000
0.35%, 9/09/09	7,150	7,150,000
0.30%, 9/10/09	6,400	6,400,000
Yosemite Community College District GO Series 2007 ROC-RR-II-R-12065 VRDN (FSA Insurance, Citigroup Financial Products Liquidity Facility),
0.56%, 8/07/09(a)(b)	5,840	5,840,000

Puerto Rico — 3.5%
Commonwealth of Puerto Rico GO Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.81%, 8/07/09(a)(b)	10,000	10,000,000

Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2007-2035 VRDN (Assured Guaranty Ltd. Insurance, Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),

0.31%, 8/07/09(a)(b)	2,825	2,825,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB PUTTERS Series 2002-246 VRDN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility),
1.66%, 8/07/09(a)(b)(c)	3,600	3,600,000
Puerto Rico Electric Power Authority RB Municipal Securities Trust Receipts Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.34%, 8/07/09(a)(b)	6,665	6,665,000

Total Investments (Cost $652,021,707*) — 100.2%		652,021,707
Liabilities in Excess of Other Assets — (0.2)%		(1,495,400)

Net Assets — 100.0%		$650,526,307

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

34	JULY 31, 2009

Schedule of Investments (concluded)	California Money Fund

•	Investments in companies considered to be an affiliate during the period November 1, 2008 to December 31, 2008, which acts as a remarketing agent for the security, of the Fund were as follows:

Affiliate	Net Activity	Interest Income
Elsinore Valley Municipal Water District COP Eclipse Funding Trust Series 2007-0069 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility)	$(5,000)	$6,536

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$652,021,707
Level 3	—

Total	$652,021,707

1	See above Schedule of Investments for values in the state or political subdivision.

JULY 31, 2009	35

Schedule of Investments July 31, 2009 (Unaudited)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York — 100.3%
Beekmantown Central School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.50%, 5/07/10	$835	$838,472
Chautauqua County Industrial Development Agency (Dunkirk Power Project) RB Series 2009 VRDN (Bank of America N.A. LOC),
0.28%, 8/07/09(a)	21,000	21,000,000
Clarence GO Series 2009 BAN,
1.25%, 7/29/10	850	855,106
Erie County Civic Facilities IDRB (Hauptman-Woodward Project) Series 2004 VRDN (KeyBank N.A. LOC),
2.70%, 8/07/09(a)	2,145	2,145,000
Erie County Fiscal Stability Authority RB Series 2009A BAN,
2.00%, 5/19/10	6,000	6,052,140
Franklin County IDA Civic Facility RB (Paul Smith’s College Project) Series 1998 VRDN (KeyBank N.A. LOC),
2.80%, 8/07/09(a)	2,110	2,110,000
Guilderland Central School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.50%, 6/18/10	2,185	2,199,297
Hastings-On-Hudson Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance),
1.00%, 10/09/09	730	730,761
Huntington GO (Public Improvement Project) Series 2009 MB,
3.00%, 6/15/10	155	158,388
Hyde Park Central School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.50%, 6/25/10	1,270	1,270,240
Irvington Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance),
1.75%, 6/18/10	700	705,241
Levittown Union Free School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.50%, 7/16/10	1,055	1,063,010
Lindenhurst Union Free School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.50%, 7/08/10	925	933,331
Long Island Power Authority Electric System RB Series 1998-3B VRDN (WestLB A.G. LOC),
0.33%, 8/03/09(a)	3,700	3,700,000
Metropolitan Transportation Authority RB Series 2008B-2 VRDN (BNP Paribas LOC),
0.25%, 8/07/09(a)	10,800	10,800,000
Miller Place Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance),
1.50%, 6/30/10	815	822,395
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A VRDN (JPMorgan Chase Bank LOC),
0.26%, 8/07/09(a)	2,215	2,215,000
Mount Pleasant Central School District GO Series 2009 TAN (State Aid Withholding Insurance),
1.25%, 11/03/09	800	800,728
Mount Sinai Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance),
1.75%, 6/30/10	2,000	2,019,925
New York City Convention Center RB Eclipse Funding Trust Series 2006-0004 VRDN (U.S. Bank N.A. Guaranty, Liquidity Facility),
0.29%, 8/07/09(a)(b)	10,625	10,625,000
New York City GO Series 1993E-4 VRDN (State Street Bank & Trust Co. LOC),
0.30%, 8/03/09(a)	200	200,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC),
0.28%, 8/07/09(a)	3,975	3,975,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC),
0.28%, 8/07/09(a)	4,070	4,070,000
New York City GO Series 2004H-1 VRDN (Bank of New York LOC),
0.30%, 8/03/09(a)	1,700	1,700,000
New York City GO Series 2005F-3 VRDN (Royal Bank of Scotland LOC),
0.34%, 8/07/09(a)	2,300	2,300,000
New York City GO Series 2008L-4 VRDN (U.S. Bank N.A. LOC),
0.27%, 8/03/09(a)	8,600	8,600,000
New York City GO Series 2008 ROC-RR-11-R-11685 VRDN (Citibank N.A. Liquidity Facility),
0.38%, 8/07/09(a)(b)	5,170	5,170,000
New York City Health & Hospital Corp. RB Series 2008B VRDN (GO of Corp. Insurance, TD Bank N.A. LOC),
0.31%, 8/07/09(a)	11,400	11,400,000
New York City Health & Hospital Corp. RB Series 2008C VRDN (TD Banknorth N.A. LOC),
0.26%, 8/07/09(a)	2,300	2,300,000
New York City Housing Development Corp. RB (Multi-Family Housing Project) Series 2008M MB,
1.20%, 12/22/09(a)	1,000	1,000,000
New York City Housing Development Corp. RB (Multi-Family Housing Project) Series 2009B-2 VRDN,
0.55%, 10/30/09(a)	2,730	2,730,000
New York City Housing Development Corp. RB (Multi-Family Housing Project) Series 2009B-3 VRDN,
0.55%, 12/01/09(a)	6,335	6,335,000
New York City IDA Civic Facilities RB (Touro College Project) Series 2007 VRDN (JPMorgan Chase Bank LOC),
0.28%, 8/07/09(a)	1,845	1,845,000
New York City Industrial Development Agency RB (Liberty-FC Hanson Office Project) Series 2004 VRDN (Lloyds Banking Group Plc LOC),
0.30%, 8/07/09(a)	12,500	12,500,000
New York City Industrial Development Agency RB (New York Law School Project) Series 2006 VRDN (JPMorgan Chase Bank LOC),
0.28%, 8/07/09(a)	5,000	5,000,000
New York City Municipal Water Finance Authority RB Municipal Trust Receipts Floaters Series 2006-1501 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.34%, 8/07/09(a)(b)	700	700,000
New York City Municipal Water Finance Authority RB Series 2003F1A VRDN (Wachovia Bank N.A. SBPA),
0.25%, 8/07/09(a)	15,100	15,100,000
New York City Municipal Water Finance Authority RB Series 2003F1B VRDN (US Bank N.A. SBPA),
0.15%, 8/07/09(a)	4,000	4,000,000
New York City Municipal Water Finance Authority RB Series 2008 ROC-RR-II-R-9301 VRDN (Citigroup Financial Products Liquidity Facility),
0.43%, 8/07/09(a)(b)	3,900	3,900,000
New York City Municipal Water Finance Authority TECP,
0.55%, 8/14/09	2,500	2,500,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-1 VRDN (Fortis Bank S.A./N.V. SBPA),
0.30%, 8/03/09(a)	10,500	10,500,000

36	JULY 31, 2009

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-2 VRDN (Bank of America N.A. SBPA),
0.29%, 8/07/09(a)	$14,000	$14,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB Eagle Trust Receipts Series 2009-0047A VRDN (Citibank N.A. Liquidity Facility),
0.48%, 8/07/09(a)(b)	2,500	2,500,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2005-988 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.32%, 8/07/09(a)(b)(c)	1,600	1,600,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2001F-2 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.27%, 8/07/09(a)	3,600	3,600,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2008B-1 VRDN (JPMorgan Chase Bank SBPA),
0.27%, 8/07/09(a)	2,700	2,700,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3 VRDN (Bank of New York SBPA),
0.31%, 8/07/09(a)	13,500	13,500,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3B VRDN (Citigroup Global Markets Holdings, Inc. SBPA),
0.30%, 8/03/09(a)	1,300	1,300,000
New York City Transitional Finance Authority RB Series 2002-2B VRDN (Dexia Credit Local Liquidity Facility),
0.55%, 8/07/09(a)	11,600	11,600,000
New York City Trust for Cultural Resources RB (Lincoln Center for the Performing Arts, Inc. Project) Series 2008A-1 VRDN (Bank of America N.A. LOC),
0.25%, 8/03/09(a)	15,000	15,000,000
New York City Trust for Cultural Resources RB (The American Museum Project) Series 2008A-1 VRDN (Bank of America SBPA),
0.28%, 8/03/09(a)	7,050	7,050,000
New York City Trust For Cultural Resources RB (The Museum of Modern Art Project) Series 2008-1A MB,
4.00%, 8/03/09	915	915,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Banknorth N.A. LOC),
0.25%, 8/07/09(a)	5,500	5,500,000
New York Dormitory Authority RB (Cornell University Project) Series 2000A VRDN (JPMorgan Chase & Co. SBPA),
0.15%, 8/07/09(a)	6,160	6,160,000
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase & Co. SBPA),
0.15%, 8/07/09(a)	1,200	1,200,000
New York Dormitory Authority RB (Cornell University Project) Series 2004 VRDN (HSBC Bank USA N.A. SBPA),
0.15%, 8/07/09(a)	6,300	6,300,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2H VRDN (HSBC Bank USA N.A. SBPA),
0.26%, 8/07/09(a)	19,495	19,495,000
New York Dormitory Authority RB (Rockefeller University Project) Series 2009B VRDN (U.S. Bank N.A. SBPA),
0.23%, 8/07/09(a)	2,800	2,800,000
New York Dormitory Authority RB (Wagner College Project) Series 2009 VRDN (TD Bank N.A. LOC),
0.25%, 8/07/09(a)	4,000	4,000,000
New York Dormitory Authority RB Eagle Trust Receipts Floaters Series 2007-0002A VRDN (Citibank N.A. Liquidity Facility),
0.38%, 8/07/09(a)(b)	13,200	13,200,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. Liquidity Facility),
0.38%, 8/07/09(a)(b)	6,560	6,560,000
New York Dormitory Authority RB Municipal Trust Receipts Floaters (Columbia University Project) Series 2001-132 VRDN (Societe Generale Liquidity Facility),
0.43%, 8/07/09(a)(b)	2,000	2,000,000
New York Dormitory Authority RB Municipal Trust Receipts Floaters Series 2009-3011 VRDN (FHA Insurance, Morgan Stanley Municipal Funding Liquidity Facility),
0.34%, 8/07/09(a)(b)	1,500	1,500,000
New York Dormitory Authority RB PUTTERS Series 2008-3280 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.32%, 8/07/09(a)(b)(c)	5,000	5,000,000
New York Dormitory Authority RB Series 2009 ROC-RR-II-R-11777 VRDN (Citibank N.A. Liquidity Facility),
0.38%, 8/07/09(a)(b)	8,000	8,000,000
New York Energy Research & Development Authority RB (New York State Electric & Gas Project) Series 1994B VRDN (JPMorgan Chase Bank LOC),
0.34%, 8/07/09(a)	5,000	5,000,000
New York Energy Research & Development Authority RB (New York State Electric & Gas Project) Series 1994C VRDN (Wells Fargo Bank N.A. LOC),
0.29%, 8/07/09(a)	3,800	3,800,000
New York Housing Finance Agency RB (320 West 38th Street Housing Project) Series 2009A VRDN (Wachovia Bank N.A. LOC),
0.28%, 8/07/09(a)	5,000	5,000,000
New York Housing Finance Agency RB Series 2003L VRDN (Bank of America N.A. LOC),
0.30%, 8/07/09(a)	20,000	20,000,000
New York Local Government Assistance Corp. RB Series 1993A VRDN (Bayerische Landesbank Girozentrale LOC, West Deutsche Landesbank LOC),
0.28%, 8/07/09(a)	2,900	2,900,000
New York Local Government Assistance Corp. RB Series 1994B VRDN (Bayerische Landesbank Girozentrale LOC, Westdeutsche Landesbank LOC),
0.40%, 8/07/09(a)	4,405	4,405,000
New York Local Government Assistance Corp. RB Series 1995C VRDN (Landesbank Hessen-Thuringen Girozentrale LOC),
0.85%, 8/07/09(a)	300	300,000
New York Local Government Assistance Corp. RB Series 1995F VRDN (Toronto Dominion LOC),
0.23%, 8/07/09(a)	2,400	2,400,000
New York Local Government Assistance Corp. RB Series 2008B-3V VRDN (GO of Corp. Insurance, JPMorgan Chase Bank SBPA),
0.23%, 8/07/09(a)	11,700	11,700,000
New York State Housing Finance Agency RB Series 2003M1 VRDN (Bank of America N.A. LOC),
0.30%, 8/07/09(a)	25,200	25,200,000
New York State Urban Development Corp. RB (Service Contract Project) Series 2008A-5 VRDN (TD Banknorth N.A. LOC),
0.23%, 8/07/09(a)	11,800	11,800,000
North Hempstead GO (Public Improvement Project) Series 2009 MB,
2.50%, 6/01/10	480	486,749

JULY 31, 2009	37

Schedule of Investments (concluded)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (concluded)
North Shore Central School District GO Series 2009 TAN (State Aid Withholding Insurance),
1.25%, 6/23/10	$825	$830,566
Otsego County IDRB (Templeton Foundation Project) Series 2007A VRDN (KeyBank N.A. LOC),
2.70%, 8/07/09(a)	575	575,000
Penfield Central School District GO Series 2009 BAN,
1.25%, 1/29/10	2,205	2,211,492
Pleasantville Union Free School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.25%, 5/04/10	4,500	4,526,405
Port Authority of New York & New Jersey RB Municipal Trust Receipts Floaters Series 2002-766 VRDN (FSA Insurance, Morgan Stanley Liquidity Facility),
0.43%, 8/07/09(a)(b)	1,000	1,000,000
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC),
0.46%, 8/07/09(a)	1,200	1,200,000
Rocky Point Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance),
1.50%, 6/30/10	900	907,423
Schenectady County IDA Civic Facility RB (Sunnyview Project) Series 2003B VRDN (KeyBank N.A. LOC),
2.50%, 8/07/09(a)	2,195	2,195,000
Shenendehowa Central School District GO Series 2009 BAN,
1.40%, 6/25/10	1,600	1,600,303
Triborough Bridge & Tunnel Authority RB (Municipal Securities Trust Receipts) Series 2008 VRDN (Societe Generale LOC),
0.34%, 8/07/09(a)(b)	3,830	3,830,000
Triborough Bridge & Tunnel Authority RB Series 2005A VRDN (Dexia Credit Local SBPA),
1.00%, 8/07/09(a)	4,000	4,000,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Dexia Credit Local SBPA),
0.55%, 8/07/09(a)	25,000	25,000,000
Triborough Bridge & Tunnel Authority RB Series 2005B-3 VRDN (Bank of America N.A. SBPA),
0.33%, 8/07/09(a)	3,755	3,755,000
Troy IDA Civic Facility RB (Rensselaer Polytechnic Institute Project) Series 2002C VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty),
0.25%, 8/07/09(a)	16,500	16,500,000
Vestal GO Series 2009 BAN,
1.75%, 5/21/10	2,000	2,013,197
Wallkill Center School District GO Series 2009 BAN,
2.00%, 8/13/10	1,600	1,612,768

Total Investments (Cost $497,097,937*) — 100.3%		497,097,937
Liabilities in Excess of Other Assets — (0.3)%		(1,413,059)

Net Assets — 100.0%		$495,684,878

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Investments in companies considered to be an affiliate during the period November 1, 2008 to December 31, 2008, which acts as a remarketing agent for the security, of the Fund were as follows:

Affiliate	Interest Income
Tobacco Settlement Financing Corp. RB P-FLOAT Trust Receipts Series 2006 MT-256 VRDN (Svenska Handelsbank Liquidity Facility)	$13,972

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$497,097,937
Level 3	—

Total	$497,097,937

1	See above Schedule of Investments for values in the state.

38	JULY 31, 2009

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Liquidity Funds

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: September 22, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Liquidity Funds

Date: September 22, 2009